UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6485

Seligman Global Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:          (212) 850-1864

Date of fiscal year end:          10/31

Date of reporting period:          4/30/05

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

Seligman
Global Fund Series, Inc.

Emerging Markets Fund

Global Growth Fund

Global Smaller Companies Fund

Global Technology Fund

International Growth Fund

Mid-Year Report
April 30, 2005

Investing Around

the World for

Capital Appreciation

To The Shareholders

We are pleased to present the mid-year report for Seligman Global Fund Series, Inc., covering the six-month period ended April 30, 2005. This report contains the Funds’ investment results and financial statements, including their portfolios of investments.

Since September 2003, Wellington Management has been serving as subadvisor to Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund, and Seligman International Growth Fund, providing day-to-day portfolio management for the Funds. We believe Wellington Management to be an excellent global and international investment manager, and we have been very pleased with the results.

We hope you find the brochure regarding our strategic partnership with Wellington Management that accompanies this mid-year report to be helpful. Wellington Management and the Seligman Technology Group, responsible for the portfolio management of Seligman Global Technology Fund, represent our commitment to dedicating significant resources in order to maximize value for shareholders.

Thank you for your continued support of Seligman Global Fund Series, Inc. We look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris	Brian T. Zino
Chairman	President

June 17, 2005

Performance Summary

Seligman Emerging Markets Fund

For the six months ended April 30, 2005, Seligman Emerging Markets Fund posted a total return of 12.39%, based on the net asset value of Class A shares (excluding sales charges). During the same time period, the Lipper Emerging Markets Funds Average returned 12.43% and the Morgan Stanley Capital International Emerging Markets (MSCI EM) Index returned 13.63%.

Seligman Global Growth Fund

For the six months ended April 30, 2005, Seligman Global Growth Fund posted a total return of (4.24)%, based on the net asset value of Class A shares (excluding sales charges). This compares to the 5.39% total return of the Fund’s peers, as measured by the Lipper Global Funds Average, the 3.41% total return of the Lipper Global Large-Cap Growth Funds Average, the 5.96% total return of the Morgan Stanley Capital International (MSCI) World Index, and the 4.52% return of the MSCI World Growth Index during the same time period.

Seligman Global Smaller Companies Fund

For the six months ended April 30, 2005, Seligman Global Smaller Companies Fund posted a total return of 7.46%, based on the net asset value of Class A shares (excluding sales charges). During the same time period, the Lipper Global Small-Cap Funds Average returned 7.69%, the Lipper Global Small/Mid-Cap Core Funds Average returned 6.54%, and the S&P/Citigroup Broad Market Less Than US $2 Billion Index returned 8.20%.

Seligman Global Technology Fund

For the six months ended April 30, 2005, Seligman Global Technology Fund posted a total return of (2.52)%, based on the net asset value of Class A shares (excluding sales charges). During the same time period, the Lipper Science & Technology Funds Average returned (4.60)%, the Lipper Global Funds Average returned 5.39%, the MSCI World Index returned 5.96%, and the Morgan Stanley Capital International World Information Technology Index (MSCI World IT Index) returned (3.21)%.

Seligman International Growth Fund

During the six months ended April 30, 2005, Seligman International Growth Fund posted a total return of (0.67)%, based on the net asset value of Class A shares (excluding sales charges). During the same time period, the Lipper International Funds Average returned 7.71%, the Lipper International Multi-Cap Growth Funds Average returned 7.32% and the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index returned 8.95%.

1

Benchmarks

Averages

Lipper Emerging Markets Funds Average — This average comprises mutual funds which seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures. This average comprised 190 mutual funds at April 30, 2005.

Lipper International Funds Average — This average comprises mutual funds which invest their assets in equity securities whose primary trading markets are outside the US. This average comprised 887 mutual funds at April 30, 2005.

Lipper International Multi-Cap Growth Funds Average — This average comprises mutual funds which invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies strictly outside of the US with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index (BMI). Multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI. This average comprised 181 mutual funds at April 30, 2005.

Lipper Global Funds Average — This average comprises mutual funds which invest at least 25% of their portfolios in equity securities traded outside the US, and may own US securities as well. This average comprised 341 mutual funds at April 30, 2005.

Lipper Global Large-Cap Growth Funds Average — This average comprises mutual funds which invest at least 75% of their portfolios in equity securities both inside and outside of the US with market capitalizations (on a three-year weighted basis) greater than the 500th-largest company in the S&P/Citigroup World BMI. Large-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World BMI. This average comprised 58 mutual funds at April 30, 2005.

Lipper Global Small-Cap Funds Average — This average comprises mutual funds which invest at least 25% of their portfolios in equity securities whose primary trading markets are outside the US, and which limit at least 65% of their investments to companies with market capitalizations less than US $1 billion at the time of purchase. This average comprised 52 mutual funds at April 30, 2005.

Lipper Global Small/Mid-Cap Core Funds Average — This average comprises mutual funds which invest at least 75% of their portfolio in equity securities both inside and outside of the US with market capitalizations (on a three-year weighted basis) less than the 500th largest company in the S&P/Citigroup World BMI. Small/mid-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World BMI. This average comprised 17 mutual funds at April 30, 2005.

Lipper Science & Technology Funds Average — This average comprises mutual funds which invest 65% of their equity portfolios in science and technology stocks. This average comprised 299 mutual funds at April 30, 2005.

Indices

MSCI EAFE Index — This is a market-capitalization-weighted equity index comprising 21 countries and representing the developed stock markets outside North America.

MSCI EM Index — This is a market-capitalization-weighted equity index comprising 26 countries and representing the investment opportunities in the developing world available to foreign investors.

MSCI World Index — This is a market-capitalization-weighted equity index comprising 23 countries and representing the world’s developed stock markets.

MSCI World Growth Index — This is a market-capitalization-weighted equity index comprising 23 countries and representing “growth” (high price to book value) securities in the world’s developed stock markets.

MSCI World IT Index — This is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity markets.

S&P/Citigroup BMI Less Than US $2 Billion Index — This index represents the entire universe of institutionally investable securities with a total available market capitalization of at least the local equivalent of US $100 million and not more than US $2 billion.

Adapted from materials from Lipper Analytical Services Inc., Morgan Stanley Capital International, and Citigroup.

The averages and indices are unmanaged benchmarks that assume reinvestment of distributions. The performance of the averages exclude the effect of sales charges and taxes, and the performance of the indices exclude the effect of taxes, fees, and sales charges. Investors cannot invest directly in an average or an index.

2

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each Fund of Seligman Global Fund Series and to provide a summary of each Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of each of the Funds as of the most recent month-end will be made available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. J. & W. Seligman & Co. Incorporated (the “Manager”) has contractually undertaken to reimburse expenses other than management fees and distribution and service fees to the extent such expenses exceed 0.85% per annum of the average daily net assets of the Seligman Global Growth Fund and Seligman International Growth Fund. This undertaking will remain in effect until December 31, 2006. In addition, returns for the periods that include the year ended October 31, 2004 include the effect of payments from the Manager for the Seligman Global Growth Fund, Seligman Global Smaller Companies Fund, and Seligman Global Technology Fund. Absent such reimbursements and payments, returns would have been lower.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. Returns from inception for Class B shares reflect automatic conversion to Class A shares approximately 8 years after inception date. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC that is charged on redemptions made within 18 months of the date of purchase. Returns for Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of the date of purchase. Class I shares do not have sales charges.

Prior to March 31, 2000, Seligman employed subadvisors that were responsible for providing all or a portion of the portfolio management services with respect to the investments of Seligman Global Technology Fund, Seligman Emerging Markets Fund, Seligman International Growth Fund, and Seligman Global Growth Fund, and prior to January 1, 2003 with respect to the investments of Seligman Global Smaller Companies Fund. For the periods following, until September 15, 2003, the assets of these Funds were managed exclusively by J. & W. Seligman & Co. Incorporated. Since September 15, 2003, Wellington Management Company, LLP has acted as subadvisor to provide portfolio management services for Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund, and Seligman International Growth Fund. See Note 3 of the Financial Statements on page 35 of this report for more information.

See footnotes on page 14.

3

Performance and Portfolio Overview
Seligman Emerging Markets Fund

Total Returns

For Periods Ended April 30, 2005

		Average Annual

				Class A, B, D	Class C	Class I	Class R
	Six	One	Five	Since Inception	Since Inception	Since Inception	Since Inception
	Months*	Year	Years	5/28/96	5/27/99	11/30/01	4/30/03

Class A

With Sales Charge	7.08%	12.68%	0.88%	1.57%	n/a	n/a	n/a

Without Sales Charge	12.39	18.24	1.86	2.13	n/a	n/a	n/a

Class B

With CDSC†	6.82	12.20	0.67	n/a	n/a	n/a	n/a

Without CDSC	11.82	17.20	1.05	1.44 ‡	n/a	n/a	n/a

Class C

With Sales Charge and CDSC ††	9.88	15.15	0.89	n/a	4.52%	n/a	n/a

Without Sales Charge and CDSC	11.94	17.32	1.10	n/a	4.69	n/a	n/a

Class D

With 1% CDSC	10.94	16.32	n/a	n/a	n/a	n/a	n/a

Without CDSC	11.94	17.32	1.10	1.37	n/a	n/a	n/a

Class I	12.88	19.52	n/a	n/a	n/a	22.17%	n/a

Class R

With 1% CDSC	11.26	17.43	n/a	n/a	n/a	n/a	n/a

Without CDSC	12.26	18.43	n/a	n/a	n/a	n/a	37.05%

MSCI EM Index	13.63	24.04	6.05	3.14 ##	8.78 ###	22.16	37.96

Lipper Emerging Markets Funds Average	12.43	22.48	6.33	3.83 #	10.33	21.41	36.43

Net Asset Value Per Share

	Class A	Class B	Class C	Class D	Class I	Class R

4/30/05	$8.62	$8.04	$8.06	$8.06	$8.94	$8.61

10/31/04	7.67	7.19	7.20	7.20	7.92	7.67

4/30/04	7.29	6.86	6.87	6.87	7.48	7.27

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Emerging markets funds’ net asset values may fluctuate more than other equity funds or other global equity funds. Emerging markets countries may have relatively unstable governments, less diversified economies, and securities markets that trade a smaller number of securities, some physically.

See footnotes on page 14.

4

Performance and Portfolio Overview
Seligman Emerging Markets Fund

Country Allocation

April 30, 2005

		MSCI EM
	Fund	Index

North America (Developed)	2.1%	—

United States	2.1	—

Asia (Emerging)	49.8	54.6%

China	9.5	7.9

India	5.7	5.4

Indonesia	1.8	1.9

Malaysia	3.4	3.9

Pakistan	—	0.2

Philippines	1.6	0.6

South Korea	15.2	18.7

Taiwan	11.1	13.6

Thailand	1.5	2.4

Latin America (Emerging)	20.9	19.3

Argentina	1.9	0.6

Brazil	12.5	9.7

Chile	—	2.0

Colombia	—	0.2

Mexico	5.8	6.2

Peru	0.7	0.5

Venezuela	—	0.1

Europe, Middle East and Africa (Emerging)	25.5	26.1

Austria	0.5	—

Czech Republic	0.5	0.9

Egypt	4.7	0.7

Hungary	2.9	1.7

Israel	2.9	3.8

Jordan	—	0.3

Morocco	—	0.3

Poland	1.0	1.8

Russia	2.9	3.8

South Africa	6.9	11.1

Turkey	3.2	1.7

Other Assets Less Liabilities	1.7	—

Total	100.0%	100.0%

Largest Portfolio Holdings

April 30, 2005

		Percent of
Security	Value	Net Assets

Samsung Electronics (South Korea)	$3,973,174	6.3

Petroleo Brasileiro “Petrobras” (ADR) (Brazil)	2,130,044	3.4

America Movil (Class L) (ADR) (Mexico)	1,777,470	2.8

Orascom Telecommunications (Egypt)	1,714,472	2.7

Companhia Vale do Rio Doce “CVRD” (ADR) (Brazil)	1,576,009	2.5

Taiwan Semiconductor Manufacturing (Taiwan)	1,525,480	2.4

AU Optronics (ADR) (Taiwan)	1,391,676	2.2

Teva Pharmaceutical Industries (ADR) (Israel)	1,314,783	2.1

LUKOIL (ADR) (Russia)	1,219,500	1.9

OPT Bank (GDR) (Hungary)	1,113,319	1.8

Largest Industries

April 30, 2005

Percent of Net Assets

Largest Portfolio Changes
During Past Six Months

Largest Purchases

AU Optronics (ADR)* (Taiwan)

L.G. Phillips LCD* (South Korea)

Turkcell Iletism Hizmetleri* (Turkey)

Fomento Economico Mexicano (ADR) (Mexico)

Petroleo Brasiliero “Petrobras” (ADR) (Brazil)

Grupo Financiero Galicia (ADR)* (Argentina)

Freeport-McMoRan Copper & Gold (Class B)* (United States)

Teva Pharmaceutical Industries (ADR) (Israel)

Li & Fung* (China)

Petroleo Brasiliero “Petrobras” Preferred (ADR)* (Brazil)

Largest Sales

Anglo American** (South Africa)

LG Electronics** (South Korea)

America Movil (Class L) (ADR) (Mexico)

Old Mutual** (South Africa)

Chinatrust Financial Holding** (Taiwan)

Malayan Banking** (Malaysia)

Infosys Technologies (ADR)** (India)

Kia Motors (South Korea)

Gazprom (ADR)** (Russia)

CJ Home Shopping** (South Korea)

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

5

Performance and Portfolio Overview
Seligman Global Growth Fund

Total Returns
For Periods Ended April 30, 2005

		Average Annual

				Class A, D		Class B		Class C		Class I	Class R
	Six	One	Five	Since Inception		Since Inception		Since Inception		Since Inception	Since Inception
	Months*	Year	Years	11/1/95		4/22/96		5/27/99		11/30/01	4/30/03

Class A

With Sales Charge	(8.74)%	(5.15)%	(9.76)%	3.01%		n/a		n/a		n/a	n/a

Without Sales Charge	(4.24)	(0.43)	(8.87)	3.55		n/a		n/a		n/a	n/a

Class B

With CDSC†	(9.36)	(6.17)	(9.82)	n/a		n/a		n/a		n/a	n/a

Without CDSC	(4.59)	(1.23)	(9.53)	n/a		1.70	%‡	n/a		n/a	n/a

Class C

With Sales Charge and CDSC††	(6.51)	(3.25)	(9.69)	n/a		n/a		(3.74	) %	n/a	n/a

Without Sales Charge and CDSC	(4.59)	(1.23)	(9.52)	n/a		n/a		(3.57)		n/a	n/a

Class D

With 1% CDSC	(5.40)	(2.06)	n/a	n/a		n/a		n/a		n/a	n/a

Without CDSC	(4.44)	(1.07)	(9.52)	2.80		n/a		n/a		n/a	n/a

Class I	(3.89)	0.28	n/a	n/a		n/a		n/a		(1.23)%	n/a

Class R

With 1% CDSC	(5.07)	(1.56)	n/a	n/a		n/a		n/a		n/a	n/a

Without CDSC	(4.12)	(0.57)	n/a	n/a		n/a		n/a		n/a	14.28%

MSCI World Index	5.96	10.93	(2.03)	7.16	†††	6.05	øøø	(0.99	)###	5.73	20.08

MSCI World Growth Index	4.52	6.26	(7.12)	5.33	†††	4.29	øøø	(2.00	)###	3.01	15.19

Lipper Global Funds Average	5.39	9.15	(2.25)	7.23	ø	6.18	øø	2.67		5.24	19.41

Lipper Global Large-Cap Growth Funds Average	3.41	5.86	(7.27)	5.14	ø	4.03	øø	0.16		1.89	16.21

Net Asset Value Per Share

	Class A	Class B	Class C	Class D	Class I	Class R

4/30/05	$7.00	$6.44	$6.45	$6.45	$7.16	$6.99

10/31/04	7.31	6.75	6.76	6.75	7.45	7.29

4/30/04	7.03	6.52	6.53	6.52	7.14	7.03

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions.

See footnotes on page 14.

6

Performance and Portfolio Overview
Seligman Global Growth Fund

Country Allocation
April 30, 2005

		MSCI
	Fund	World Index

North America (Developed)	45.3%	55.5%

Canada	4.8	3.0

United States	40.5	52.5

Europe (Total)	36.6	31.3

Europe (EMU)	16.0	15.0

Austria	—	0.2

Belgium	0.8	0.6

Finland	2.3	0.6

France	4.6	4.2

Germany	2.5	3.0

Greece	—	0.3

Ireland	0.4	0.3

Italy	0.6	1.8

Netherlands	3.9	2.1

Portugal	—	0.1

Spain	0.9	1.8

Europe (Other)	20.6	16.3

Denmark	—	0.4

Norway	—	0.3

Sweden	1.3	1.1

Switzerland	5.8	3.1

United Kingdom	13.5	11.4

Japan	4.8	9.6

Asia (Developed)	2.5	3.6

Australia	—	2.3

Hong Kong	2.5	0.8

New Zealand	—	0.1

Singapore	—	0.4

Asia (Emerging)	7.3	—

Taiwan	5.2	—

South Korea	2.1	—

Latin America (Emerging)	1.3	—

Mexico	1.3	—

Other Assets Less Liabilities	2.2	—

Total	100.0%	100.0%

Largest Portfolio Holdings
April 30, 2005

		Percent of
Security	Value	Net Assets

EMI Group (United Kingdom)	$1,466,226	2.9

AU Optronics (ADR) (Taiwan)	1,451,690	2.8

Ahold (Netherlands)	1,441,053	2.8

AstraZeneca (United Kingdom)	1,353,770	2.6

Schering-Plough (United States)	1,260,548	2.5

Nokia (ADR) (Finland)	1,163,344	2.3

Procter & Gamble (United States)	1,137,150	2.2

Roche Holding (Switzerland)	1,135,420	2.2

Comcast (Class A) (United States)	1,094,512	2.1

Capita Group (United Kingdom)	1,082,365	2.1

Largest Industries
April 30, 2005

Percent of Net Assets

Largest Portfolio Changes

During Past Six Months

Largest Purchases

Ahold* (Netherlands)

AstraZeneca* (United Kingdom)

AU Optronics* (ADR) (Taiwan)

Comcast (Class A) (United States)

EMI (United Kingdom)

Procter & Gamble* (United States)

Abbott Laboratories* (United States)

Viacom (Class B)* (United States)

Altria Group* (United States)

Groupe Danone* (France)

Largest Sales

Research In Motion (Canada)

Apple Computer** (United States)

XM Satellite Radio Holdings (Class A)** (United States)

General Electric** (United States)

Elan (ADR)** (Ireland)

Bank of America** (United States)

LG Electronics** (South Korea)

Infosys Technologies (ADR)** (India)

Starbucks** (United States)

Best Buy** (United States)

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

7

Performance and Portfolio Overview
Seligman Global Smaller Companies Fund

Total Returns
For Periods Ended April 30, 2005

		Average Annual

						Class B		Class C	Class I	Class R
	Six	One	Five		Ten	Since Inception		Since Inception	Since Inception	Since Inception
	Months*	Year	Years		Years	4/22/96		5/27/99	11/30/01	4/30/03

Class A

With Sales Charge	2.37%	5.76%	(4.29	) %	4.26%	n/a		n/a	n/a	n/a

Without Sales Charge	7.46	11.04	(3.36)		4.76	n/a		n/a	n/a	n/a

Class B

With CDSC†	2.03	5.14	(4.45)		n/a	n/a		n/a	n/a	n/a

Without CDSC	7.03	10.14	(4.10)		n/a	1.27	%‡	n/a	n/a	n/a

Class C

With Sales Charge and CDSC††	5.00	8.22	(4.27)		n/a	n/a		0.76%	n/a	n/a

Without Sales Charge and CDSC	7.10	10.30	(4.08)		n/a	n/a		0.93	n/a	n/a

Class D

With 1% CDSC	6.10	9.30	n/a		n/a	n/a		n/a	n/a	n/a

Without CDSC	7.10	10.30	(4.08)		3.98	n/a		n/a	n/a	n/a

Class I	7.76	11.78	n/a		n/a	n/a		n/a	7.63%	n/a

Class R

With 1% CDSC	6.33	9.82	n/a		n/a	n/a		n/a	n/a	n/a

Without CDSC	7.33	10.82	n/a		n/a	n/a		n/a	n/a	27.93%

S&P/Citigroup Broad Market Less Than US $2 Billion Index	8.20	15.20	8.79		9.39	8.20		10.28	16.54	32.19

Lipper Global Small-Cap Funds Average	7.69	12.27	1.56		9.45	7.04	øø	8.33	11.09	28.10

Lipper Global Small/Mid-Cap Core Funds Average	6.54	11.24	2.44		9.18	6.68	øø	7.38	10.49	26.88

Net Asset Value Per Share

	Class A	Class B	Class C	Class D	Class I	Class R

4/30/05	$14.69	$13.25	$13.28	$13.28	$14.99	$14.64

10/31/04	13.67	12.38	12.40	12.40	13.91	13.64

4/30/04	13.23	12.03	12.04	12.04	13.41	13.21

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. The stocks of smaller companies may be subject to above-average risk.

See footnotes on page 14.

8

Performance and Portfolio Overview
Seligman Global Smaller Companies Fund

Country Allocation
April 30, 2005

		S&P/Citigroup Broad
		Market Less Than US
	Fund	$2 Billion Index

North America (Developed)	54.0%	45.8%

Canada	6.5	5.7

United States	47.5	40.1

Europe (Total)	23.6	20.3

Europe (EMU)	12.1	9.3

Austria	—	0.5

Belgium	—	0.6

Finland	0.5	1.0

France	2.8	1.6

Germany	3.0	1.3

Greece	0.5	0.4

Ireland	—	0.5

Italy	2.7	1.1

Netherlands	2.1	1.4

Portugal	—	0.1

Spain	0.5	0.8

Europe (Other)	11.5	11.0

Denmark	0.9	0.7

Norway	—	0.6

Sweden	1.0	1.3

Switzerland	1.8	1.3

United Kingdom	7.8	7.1

Japan	13.2	14.3

Asia (Developed)	5.1	6.7

Australia	3.6	3.8

Hong Kong	0.4	1.5

New Zealand	1.1	0.4

Singapore	—	1.0

Asia (Emerging)	3.1	8.1

China	1.3	0.5

India	—	0.6

Indonesia	—	0.2

Malaysia	0.4	0.7

Pakistan	—	0.1

Philippines	—	0.1

South Korea	1.1	2.1

Taiwan	—	3.4

Thailand	0.3	0.4

Latin America (Emerging)	—	1.6

Argentina	—	0.1

Brazil	—	0.6

Chile	—	0.4

Colombia	—	0.1

Mexico	—	0.3

Peru	—	0.1

Europe, Middle East and Africa (Emerging)	0.4	3.2

Egypt	—	0.1

Iceland	—	0.2

Israel	—	0.5

Jordan	—	0.1

Morocco	—	0.1

Nigeria	—	0.1

Poland	—	0.2

Russia	—	0.1

Slovenia	—	0.1

South Africa	0.4	1.4

Turkey	—	0.3

Other Assets Less Liabilities	0.6	—

Total	100.0%	100.0%

Largest Portfolio Holdings
April 30, 2005

		Percent of
Security	Value	Net Assets

Jardine Lloyd Thompson Group (United Kingdom)	$1,433,109	0.8

GameStop (Class A) (United States)	1,429,841	0.8

FairPoint Communications (United States)	1,416,620	0.8

CV Therapeutics (United States)	1,381,691	0.8

Encysive Pharmaceuticals (United States)	1,338,727	0.8

Kobayashi Pharmaceuticals (Japan)	1,330,355	0.7

OPTI Canada (Canada)	1,287,385	0.7

Biosite (United States)	1,250,370	0.7

Alstom (France)	1,245,276	0.7

Taiyo Ink Manufacturing (Japan)	1,215,202	0.7

Largest Industries
April 30, 2005

Percent of Net Assets

Largest Portfolio Changes

During Past Six Months

Largest Purchases

FairPoint Communications* (United States)

Logica CMG* (United Kingdom)

Union Tool* (Japan)

GrafTech International* (United States)

optionsXpress* (United States)

Wright Express* (United States)

Apex Silver Mines* (United States)

SpatiaLight (United States)

SeaChange International* (United States)

Arlington Tankers* (Australia)

Largest Sales

Equant** (Netherlands)

easyJet** (United States)

NEC Soft** (Japan)

Plains Exploration and Production** (United States)

Remy Cointreau** (France)

Alstom (France)

Daewoo Securities** (South Korea)

Wheeling-Pittsburgh (United States)

UGI** (United States)

77 Bank (Japan)

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

9

Performance and Portfolio Overview
Seligman Global Technology Fund

Total Returns
For Periods Ended April 30, 2005

		Average Annual

					Class B		Class C		Class R
	Six	One	Five	Ten	Since Inception		Since Inception		Since Inception
	Months*	Year	Years	Years	4/22/96		5/27/99		4/30/03

Class A

With Sales Charge	(7.12)%	(8.78)%	(16.87)%	6.88%	n/a		n/a		n/a

Without Sales Charge	(2.52)	(4.27)	(16.06)	7.40	n/a		n/a		n/a

Class B

With CDSC†	(7.85)	(9.77)	(16.98)	n/a	n/a		n/a		n/a

Without CDSC	(3.00)	(5.02)	(16.72)	n/a	4.74	%‡	n/a		n/a

Class C

With Sales Charge and CDSC††	(4.80)	(6.85)	(16.84)	n/a	n/a		(2.48)%		n/a

Without Sales Charge and CDSC	(2.90)	(4.93)	(16.67)	n/a	n/a		(2.31)		n/a

Class D

With 1% CDSC	(3.88)	(5.89)	n/a	n/a	n/a		n/a		n/a

Without CDSC	(2.91)	(4.94)	(16.71)	6.55	n/a		n/a		n/a

Class R

With 1% CDSC	(3.67)	(5.40)	n/a	n/a	n/a		n/a		n/a

Without CDSC	(2.70)	(4.44)	n/a	n/a	n/a		n/a		11.25%

MSCI World Index	5.96	10.93	(2.03)	7.30	6.05	øøø	(0.99	)###	20.08

MSCI World IT Index	(3.21)	(3.06)	(19.35)	7.59	5.74	øøø	(8.25	)###	12.52

Lipper Global Funds Average	5.39	9.15	(2.25)	7.39	6.18	øø	2.67		19.41

Lipper Science & Technology Funds Average	(4.60)	(3.43)	(20.05)	6.71	4.15	øø	(6.07)		13.31

Net Asset Value Per Share

	Class A	Class B	Class C	Class D	Class R

4/30/05	$11.22	$10.02	$10.03	$10.01	$11.18

10/31/04	11.51	10.33	10.33	10.31	11.49

4/30/04	11.72	10.55	10.55	10.53	11.70

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices and rapid changes in political and economic conditions. Investing in one economic sector, such as technology, may be subject to greater price fluctuations than a portfolio of diversified investments. Due to recent volatility in the technology markets, current performance may be significantly lower than set forth above.

See footnotes on page 14.

10

Performance and Portfolio Overview
Seligman Global Technology Fund

Country Allocation
April 30, 2005

	Fund	MSCI World Index

North America (Developed)	78.1%	55.5%

Canada	—	3.0

United States	78.1	52.5

Europe (Total)	5.1	31.3

Europe (EMU)	5.1	15.0

Austria	—	0.2

Belgium	—	0.6

Finland	2.0	0.6

France	3.1	4.2

Germany	—	3.0

Greece	—	0.3

Ireland	—	0.3

Italy	—	1.8

Netherlands	—	2.1

Portugal	—	0.1

Spain	—	1.8

Europe (Other)	—	16.3

Denmark	—	0.4

Norway	—	0.3

Sweden	—	1.1

Switzerland	—	3.1

United Kingdom	—	11.4

Japan	8.8	9.6

Asia (Developed)	—	3.6

Australia	—	2.3

Hong Kong	—	0.8

New Zealand	—	0.1

Singapore	—	0.4

Asia (Emerging)	3.2	—

India	2.4	—

Taiwan	0.8	—

Europe, Middle East and Africa (Emerging)	2.9	—

Israel	2.9	—

Other Assets Less Liabilities	1.9	—

Total	100.0%	100.0%

Largest Portfolio Holdings
April 30, 2005

Security	Value	Percent of Net Assets

Microsoft (United States)	$20,709,017	5.7

MEMC Electronic Materials (United States)	16,860,702	4.7

BMC Software (United States)	15,710,760	4.3

Amdocs (United States)	14,725,223	4.1

Computer Associates International (United States)	12,302,419	3.4

VERITAS Software (United States)	12,143,092	3.4

EMC (United States)	11,649,248	3.2

Citrix Systems (United States)	10,316,207	2.9

Take-Two Interactive Software (United States)	10,143,186	2.8

Oracle (United States)	9,890,934	2.7

Largest Industries
April 30, 2005

Percent of
Net Assets

Largest Portfolio Changes

During Past Six Months

Largest Purchases

EMC* (United States)

VERITAS Software (United States)

VeriSign* (United States)

QUALCOMM (United States)

MEMC Electronic Materials (United States)

Digital River* (United States)

Oracle (United States)

Plantronics* (United States)

Epicor Software* (United States)

THQ* (United States)

Largest Sales

Quest Diagnostics** (United States)

Hewlett-Packard** (United States)

SunGard Data Systems** (United States)

Symantec (United States)

eBay** (United States)

Laboratory Corporation of America Holdings (United States)

SAP** (Germany)

Dell** (United States)

Canon (Japan)

Citizen Watch** (Japan)

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

11

Performance and Portfolio Overview
Seligman International Growth Fund

Total Returns
For Periods Ended April 30, 2005

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class B Since Inception 4/22/96		Class C Since Inception 5/27/99	Class I Since Inception 11/30/01	Class R Since Inception 4/30/03

Class A

With Sales Charge	(5.39)%	1.02%	(7.85)%	(0.82)%	n/a		n/a	n/a	n/a

Without Sales Charge	(0.67)	6.04	(6.95)	(0.33)	n/a		n/a	n/a	n/a

Class B

With CDSC†	(5.96)	0.25	(7.97)	n/a	n/a		n/a	n/a	n/a

Without CDSC	(1.01)	5.25	(7.59)	n/a	(2.78	)%‡	n/a	n/a	n/a

Class C

With Sales Charge and CDSC††	(2.97)	3.34	(7.74)	n/a	n/a		(7.37)%	n/a	n/a

Without Sales Charge and CDSC	(1.00)	5.35	(7.56)	n/a	n/a		(7.21)	n/a	n/a

Class D

With 1% CDSC	(2.08)	4.24	n/a	n/a	n/a		n/a	n/a	n/a

Without CDSC	(1.09)	5.24	(7.56)	(1.05)	n/a		n/a	n/a	n/a

Class I	(0.24)	7.07	n/a	n/a	n/a		n/a	6.12%	n/a

Class R

With 1% CDSC	(1.66)	4.96	n/a	n/a	n/a		n/a	n/a	n/a

Without CDSC	(0.67)	5.96	n/a	n/a	n/a		n/a	n/a	20.54%

MSCI EAFE Index	8.95	15.42	(0.19)	5.10	4.38	øøø	3.01 ###	10.16	27.42

Lipper International Funds Average	7.71	13.13	(1.46)	5.98	5.00	øø	3.12	8.54	24.34

Lipper International Multi-Cap Growth Average	7.32	11.41	(4.25)	5.47	4.58	øø	2.65	7.49	23.60

Net Asset Value Per Share
	Class A	Class B	Class C	Class D	Class I	Class R

4/30/05	$11.93	$10.82	$10.84	$10.84	$12.41	$11.92

10/31/04	12.01	10.93	10.95	10.96	12.44	12.00

4/30/04	11.25	10.28	10.29	10.30	11.59	11.25

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices and rapid changes in polictical and economic conditions.

See footnotes on page 14.

12

Performance and Portfolio Overview
Seligman International Growth Fund

Country Allocation
April 30, 2005

	Fund	MSCI EAFE Index

North America (Developed)	8.8%	—

Canada	8.8	—

Europe (Total)	59.7	70.4%

Europe (EMU)	33.0	34.1

Austria	—	0.4

Belgium	1.7	1.4

Finland	2.4	1.5

France	14.7	9.5

Germany	4.4	6.7

Greece	0.7	0.6

Ireland	0.6	0.8

Italy	1.9	4.1

Netherlands	5.0	4.8

Portugal	—	0.3

Spain	1.6	4.0

Europe (Other)	26.7	36.3

Denmark	—	0.8

Norway	—	0.7

Sweden	1.4	2.4

Switzerland	8.6	6.9

United Kingdom	16.7	25.5

Japan	10.4	21.5

Asia (Developed)	4.1	8.1

Australia	0.8	5.3

Hong Kong	3.3	1.7

New Zealand	—	0.2

Singapore	—	0.9

Asia (Emerging)	9.9	—

South Korea	2.7	—

Taiwan	7.2	—

Latin America (Emerging)	2.0	—

Mexico	2.0	—

Other Assets Less Liabilities	5.1	—

Total	100.0%	100.0%

Largest Portfolio Holdings
April 30, 2005

Security	Value	Percent of Net Assets

AU Optronics (ADR) (Taiwan)	$2,364,876	3.1

EMI Group (United Kingdom)	2,238,715	2.9

Chi Mei Optoelectronics (Taiwan)	2,183,652	2.9

Astra-Zeneca (United Kingdom)	2,174,094	2.9

Ahold (Netherlands)	2,132,701	2.8

European Aeronautic Defence and Space (Netherlands)	2,073,127	2.7

Roche Holding (Switzerland)	1,989,537	2.6

Esprit Holdings (Hong Kong)	1,987,633	2.6

Bayerische Hypo-und Vereinsbank (Germany)	1,876,954	2.5

Nokia (ADR) (Finland)	1,820,122	2.4

Largest Industries
April 30, 2005

Percent of
Net Assets

Largest Portfolio Changes

During Past Six Months

Largest Purchases

Ahold* (Netherlands)

AstraZeneca* (United Kingdom)

AU Optronics* (ADR) (Taiwan)

Chi Mei Optoelectronics* (Taiwan)

EMI Group (United Kingdom)

L.G. Philips LCD* (South Korea)

Groupe Danone* (France)

Imperial Tobacco Group* (United Kingdom)

Mitsubishi Tokyo Financial Group* (Japan)

Inco* (Canada)

Largest Sales

Research In Motion (Canada)

Total** (France)

Infosys Technologies (ADR)** (India)

Rolls-Royce Group (B shares)** (United Kingdom)

Elan (ADR)** (Ireland)

LG Electronics** (South Korea)

Telefonaktiebolaget LM Ericsson (ADR)** (Sweden)

Allianz** (Germany)

BP** (United Kingdom)

Alcatel** (France)

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

13

Performance and Portfolio Overview

[1]

The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Fund’s prospectus.

*	Returns for periods of less than one year are not annualized.
‡	Returns from inception for Class B shares reflect automatic conversion to Class A shares approximately 8 years after inception date.
†	The CDSC is 5% for periods of one year or less, 2% for the five-year period and 0% since inception.
††	The CDSC is 1% for periods of up to 18 months.
†††	From October 31, 1995.
ø	From November 2, 1995.
øø	From April 25, 1996.
øøø	From April 30, 1996.
#	From May 30, 1996.
##	From May 31, 1996.
###	From May 31, 1999.

14

Understanding and Comparing
Your Series’ Expenses

As a shareholder of a Fund of the Series, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees, and other fund expenses. The information below is intended to help you understand the ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of November 1, 2004 and held for the entire six-month period ended April 30, 2005.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Fund that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical

Fund	Beginning Account Value 11/1/04	Annualized Expense Ratio*	Ending Account Value 4/30/05	Expenses Paid During Period** 11/1/04 to 4/30/05	Ending Account Value 4/30/05	Expenses Paid During Period** 11/1/04 to 4/30/05

Emerging Markets Fund

Class A	$1,000.00	2.82%	$1,123.90	$14.85	$1,010.81	$14.06

Class B	1,000.00	3.57	1,118.20	18.75	1,007.09	17.77

Class C	1,000.00	3.57	1,119.40	18.76	1,007.09	17.77

Class D	1,000.00	3.57	1,119.40	18.76	1,007.09	17.77

Class I	1,000.00	1.85	1,128.80	9.76	1,015.62	9.25

Class R	1,000.00	3.07	1,122.60	16.16	1,009.57	15.30

Global Growth Fund

Class A	$1,000.00	2.12%	$957.60	$10.29	$1,014.28	$10.59

Class B	1,000.00	2.87	954.10	13.91	1,010.56	14.31

Class C	1,000.00	2.87	954.10	13.91	1,010.56	14.31

Class D	1,000.00	2.87	955.60	13.92	1,010.56	14.31

Class I	1,000.00	1.36	961.10	6.61	1,018.05	6.80

Class R	1,000.00	2.37	958.80	11.51	1,013.04	11.83

Global Smaller Companies Fund

Class A	$1,000.00	1.99%	$1,074.60	$10.24	$1,014.93	$9.94

Class B	1,000.00	2.74	1,070.30	14.06	1,011.21	13.66

Class C	1,000.00	2.74	1,071.00	14.07	1,011.21	13.66

Class D	1,000.00	2.74	1,071.00	14.07	1,011.21	13.66

Class I	1,000.00	1.35	1,077.60	6.95	1,018.10	6.76

Class R	1,000.00	2.24	1,073.30	11.52	1,013.69	11.18

See footnotes on page 16.

15

Understanding and Comparing
Your Series’ Expenses

			Actual		Hypothetical

Fund	Beginning Account Value 11/1/04	Annualized Expense Ratio*	Ending Account Value 4/30/05	Expenses Paid During Period** 11/1/04 to 4/30/05	Ending Account Value 4/30/05	Expenses Paid During Period** 11/1/04 to 4/30/05

Global Technologies Fund

Class A	$1,000.00	1.83%	$974.80	$8.96	$1,015.72	$9.15

Class B	1,000.00	2.59	970.00	12.65	1,011.95	12.92

Class C	1,000.00	2.59	971.00	12.66	1,011.95	12.92

Class D	1,000.00	2.59	970.90	12.66	1,011.95	12.92

Class R	1,000.00	2.09	973.00	10.22	1,014.43	10.44

International Growth Fund

Class A	$1,000.00	2.16%	$993.30	$10.68	$1,014.08	$10.79

Class B	1,000.00	2.91	989.90	14.36	1,010.36	14.51

Class C	1,000.00	2.91	990.00	14.36	1,010.36	14.51

Class D	1,000.00	2.91	989.10	14.35	1,010.36	14.51

Class I	1,000.00	1.26	997.60	6.24	1,018.55	6.31

Class R	1,000.00	2.41	993.30	11.91	1,012.84	12.03

*

Expenses of Class B, Class C, Class D, Class R and Class I shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class specific expenses paid by each share class. See the Fund’s prospectus for a description of each share class and its expenses and sales charges. Effective November 1, 2004, the Manager contractually agreed to reimburse expenses other than management and 12b-1 fees that exceed 0.85% per annum of average daily net assets for both Seligman Global Growth Fund and Seligman International Growth Fund. Further effective March 1, 2005, the Manager contractually agreed to the above reimbursement for Seligman Emerging Markets Fund. Each of these agreements will remain in effect until December 31, 2006.

**

Expenses are equal to the annualized expense ratio based on actual expenses for the period November 1, 2004 to April 30, 2005, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

16

Portfolio of Investments (unaudited)
April 30, 2005
Seligman Emerging Markets Fund

	Shares	Value
Common Stocks 97.3%

Argentina 1.9%

Grupo Financiero Galicia (ADR) (Commercial Banks)	79,400	$584,384

Telecom Argentina (ADR) (Diversified Telecommunication Services)	53,500	612,575

		1,196,959

Austria 0.5%

Erste Bank der Oesterreichischen Spark (Commercial Banks)	6,424	311,560

Brazil 11.5%

Aracruz Celulose (ADR) (Paper and Forest Products)	17,700	543,390

Companhia de Bebidas das Americas (ADR) (Beverages)	18,800	509,480

Companhia Vale do Rio Doce “CVRD” (ADR) (Metals and Mining)	58,479	1,576,009

CPFL Energia (ADR) (Electric Utilities)	16,100	377,545

Gol Linhas Aereas Inteligent (Airlines)	18,900	536,193

Petroleo Brasileiro “Petrobras” (ADR) (Oil, Gas and Consumable Fuels)	50,800	2,130,044

Tele Norte Leste Participacoes “Telemar” (ADR) (Diversified Telecommunication Services)	62,600	926,480

Uniao de Bancos Brasileiros “Unibanco” (GDR) (Commercial Banks)	19,300	640,567

		7,239,708

China 9.5%

Beijing Capital International Airport (Transportation Infrastructure)	1,246,000	438,611

China Mobile (ADR) (Wireless Telecommunication Services)	57,800	1,028,840

China Petroleum and Chemical “Sinopec” (ADR) (Oil, Gas and Consumable Fuels)	21,700	850,423

China Power International* (Electric Utilities)	1,474,200	512,678

Comba Telecom Systems Holdings (Communications Equipment)	1,016,000	442,640

Giordano International (Specialty Retail)	626,000	435,342

Golden Meditech (Health Care Equipment and Supplies)	1,560,000	300,801

Hainan Meilan Airport (Class H) (Transportation Infrastructure)	613,000	354,862

Li & Fung (Distributors)	425,100	816,677

Solomon Systech International (Semiconductors and Semiconductor Equipment)	2,304,000	757,165

		5,938,039

Czech Republic 0.5%

Zentiva* (Pharmaceuticals)	8,434	314,556

Egypt 4.7%

EFG Hermes Holding (Capital Markets)	163,490	703,897

Orascom Construction Industries (Construction and Engineering)	24,863	547,902

Orascom Telecommunications (Wireless Telecommunication Services)	21,155	1,714,472

		2,966,271

Hungary 2.9%

MOL Magyar Olaj (Oil, Gas and Consumable Fuels)	8,504	701,907

OTP Bank (GDR) (Commercial Banks)	36,031	1,113,319

		1,815,226

India 5.7%

Bharti Tele-Ventures* (Wireless Telecommunication Services)	172,500	820,987

Dr. Reddy’s Laboratories (ADR)* (Pharmaceuticals)	33,200	503,312

Infosys Technologies (IT Services)	16,200	706,548

Reliance Industries (GDR) (Chemicals)	16,451	406,340

Tata Motors* (Machinery)	61,300	581,124

Wipro (IT Services)	37,100	538,968

		3,557,279

Indonesia 1.8%

PT Indocement Tunggal Prakarsa* (Construction Materials)	1,910,000	531,318

PT Kalbe Frama (Pharmaceuticals)	7,982,600	602,325

		1,133,643

Israel 2.9%

Bank Hapoalim (Commercial Banks)	45,479	156,432

Orbotech* (Electronic Equipment and Instruments)	17,400	353,394

Teva Pharmaceutical Industries (ADR) (Pharmaceuticals)	42,100	1,314,783

		1,824,609

See footnotes on page 29.

17

Portfolio of Investments (unaudited)
April 30, 2005
Seligman Emerging Markets Fund

	Shares	Value
Malaysia 3.4%

Astro All Asia Networks* (Media)	548,400	$751,925

Maxis Communications (Wireless Telecommunication Services)	279,600	710,944

Tenaga Nasional (Electric Utilities)	251,900	703,313

		2,166,182

Mexico 5.8%

America Movil (Class L) (ADR) (Wireless Telecommunication Services)	35,800	1,777,470

Fomento Economico Mexicano (ADR) (Beverages)	13,800	704,490

Grupo Televisa (ADR) (Media)	9,000	505,620

Wal-Mart de Mexico (Series V) (Food and Staples Retailing)	182,900	676,387

		3,663,967

Peru 0.7%

Compania de Minas Buenaventura (Class B) (ADR) (Metals and Mining)	19,600	418,460

Philippines 1.6%

Ayala* (Real Estate)	3,922,000	567,438

Philippine Long Distance Telephone (ADR) (Diversified Telecommunication Services)	17,300	445,821

		1,013,259

Poland 1.0%

Powszechna Kasa Oszczednosci Bank Polski* (Commercial Banks)	57,300	436,725

Softbank* (Software)	24,408	174,336

		611,061

Russia 2.9%

Mobile Telesystems (ADR) (Wireless Telecommunication Services)	18,100	608,160

LUKOIL (ADR) (Oil, Gas and Consumable Fuels)	9,000	1,219,500

		1,827,660

South Africa 6.9%

African Rainbow Minerals* (Metals and Mining)	106,067	483,266

Anglo Gold (Metals and Mining)	4,600	146,188

Anglo Gold (ADR) (Metals and Mining)	7,392	236,571

FirstRand (Commercial Banks)	207,409	441,922

Investec (Capital Markets)	13,823	399,413

Liberty Group (Insurance)	37,538	383,812

Sasol (Oil, Gas and Consumable Fuels)	34,584	811,967

Standard Bank Group (Commercial Banks)	94,174	946,752

Telekom South Africa* (Diversified Telecommunication Services)	28,529	497,743

		4,347,634

South Korea 15.2%

Daewoo Securities* (Capital Markets)	49,150	258,198

Hyundai Mobis (Auto Components)	14,440	945,798

Kia Motors (Automobiles)	49,570	619,374

Kookmin Bank (Commercial Banks)	17,020	721,919

L.G. Philips LCD* (Electronic Equipment and Instruments)	22,730	1,052,662

Samsung Electronics* (Semiconductors and Semiconductor Equipment)	8,660	3,973,174

Samsung Securities (Capital Markets)	25,880	620,943

Shinsegae (Food and Staples Retailing)	2,724	872,264

SK (Oil, Gas and Consumable Fuels)	8,590	481,109

		9,545,441

Taiwan 11.1%

AU Optronics (ADR) (Electronic Equipment and Instruments)	85,800	1,391,676

Chi Mei Optoelectronics (Electronic Equipment and Instruments)	327,000	560,482

Eva Airways (Airlines)	1,034,000	483,186

Hon Hai Precision Industry (Electronic Equipment and Instruments)	193,000	923,218

Quanta Computer (Computers and Peripherals)	458,483	769,212

Siliconware Precision Industries (ADR) (Semiconductors and Semiconductor Equipment)	42,200	183,570

Taiwan Cellular (Wireless Telecommunication Services)	435,000	436,200

Taiwan Semiconductor Manufacturing* (Semiconductors and Semiconductor Equipment)	912,780	1,525,480

Taiwan Semiconductor Manufacturing* (ADR) (Semiconductors and Semiconductor Equipment)	18,200	156,702

Yuanta Core Pacific Securities (Capital Markets)	760,541	544,067

		6,973,793

Thailand 1.5%

Advanced Info Services (Wireless Telecommunication Services)	282,800	681,014

Bangkok Bank (Commercial Banks)	90,100	245,148

True (Rights)* (Diversified Telecommunication Services)	170,524	4,949

		931,111

See footnotes on page 29.

18

Portfolio of Investments (unaudited)
April 30, 2005
Seligman Emerging Markets Fund

	Shares	Value
Turkey 3.2%

Tupras-Turkiye Petrol Rafinerileri (Oil, Gas and Consumable Fuels)	56,624	$713,186

Turkcell Iletisim Hizmetleri (Wireless Telecommunication Services)	145,289	893,100

Turkeye Is Bankasi* (Commercial Banks)	82,082	417,410

		2,023,696

United States 2.1%

Amdocs* (Software)	14,500	387,295

Central European Media Enterprises* (Media)	6,800	313,140

Freeport-McMoRan Copper & Gold (Class B) (Metals and Mining)	17,600	610,016

		1,310,451

Total Common Stocks (Cost $54,709,646)		61,130,565

Preferred Stocks 1.0%

Brazil 1.0%

Petroleo Brasileiro “Petrobras” (ADR)* (Oil, Gas and Consumable Fuels) (Cost $719,742)	17,300	634,242

Total Investments (Cost $55,429,388) 98.3%		61,764,807

Other Assets Less Liabilities 1.7%		1,066,468

Net Assets 100.0%		$62,831,275

See footnotes on page 29.

19

Portfolio of Investments (unaudited)
April 30, 2005
Seligman Global Growth Fund

	Shares	Value
Common Stocks 97.8%

Belgium 0.8%

SES Global (FDR) (Media)	32,206	$432,418

Canada 4.8%

Canadian National Railway (Road and Rail)	5,331	306,452

Canadian Pacific Railway (Road and Rail)	7,500	262,263

Inco* (Metals and Mining)	21,800	779,132

Petro-Canada (Oil, Gas and Consumable Fuels)	10,800	600,301

Research In Motion* (Communications Equipment)	7,800	502,905

		2,451,053

Finland 2.3%

Nokia (ADR) (Communications Equipment)	72,800	1,163,344

France 4.6%

AXA (Insurance)	21,417	530,023

Carrefour (Food and Staples Retailing)	4,911	239,596

Groupe Danone (Food Products)	9,577	900,999

Pernod Ricard (Beverages)	4,435	674,473

		2,345,091

Germany 2.5%

Bayerische Hypo-und Vereinsbank* (Commercial Banks)	45,288	1,076,239

Commerzbank* (Commercial Banks)	2,559	56,406

Merck KGaA (Pharmaceuticals)	1,999	153,642

		1,286,287

Hong Kong 2.5%

CNOOC (Oil, Gas and Consumable Fuels)	489,000	263,394

Esprit Holdings (Specialty Retail)	134,000	1,003,175

		1,266,569

Ireland 0.4%

Ryanair Holdings* (Airlines)	4,700	188,540

Italy 0.6%

Eni (Oil, Gas and Consumable Fuels)	12,242	308,652

Japan 4.8%

Bank of Yokohama (Commercial Banks)	4,000	22,933

Eisai (Pharmaceuticals)	16,000	534,230

Japan Tobacco (Tobacco)	41	529,113

Mitsubishi Tokyo Financial Group (Commercial Banks)	43	374,300

Nippon Electric Glass (Electronic Equipment and Instruments)	33,000	528,419

Orix (Consumer Finance)	1,400	191,290

Terumo (Health Care Equipment and Supplies)	8,700	259,604

		2,439,889

Mexico 1.3%

Grupo Televisa (ADR) (Media)	11,900	668,542

Netherlands 3.9%

Ahold* (Food and Staples Retailing)	189,151	1,441,053

Koninklijke Ahold* (Food Products)	13,474	560,167

		2,001,220

South Korea 2.1%

L.G. Philips LCD* (Electronic Equipment and Instruments)	17,880	828,051

Samsung Electronics* (Semiconductors and Semiconductor Equipment)	516	236,739

		1,064,790

Spain 0.9%

Banco Bilbao Vizcaya Argentaria (Commercial Banks)	31,199	485,168

Sweden 1.3%

Telefonaktiebolaget LM Ericsson* (Communications Equipment)	220,000	654,863

Switzerland 5.8%

Credit Suisse Group (Commercial Banks)	17,649	746,214

Roche Holding (Pharmaceuticals)	9,344	1,135,420

UBS* (Capital Markets)	10,880	876,181

Zurich Financial Services (Insurance)	1,404	238,194

		2,996,009

See footnotes on page 29.

20

Portfolio of Investments (unaudited)
April 30, 2005
Seligman Global Growth Fund

	Shares	Value
Taiwan 5.2%

AU Optronics (ADR) (Electronic Equipment and Instruments)	89,500	$1,451,690

Chi Mei Optoelectronics (Electronic Equipment and Instruments)	518,000	887,858

Taiwan Semiconductor Manufacturing (ADR) (Semiconductors and Semiconductor Equipment)	35,500	305,655

		2,645,203

United Kingdom 13.5%

AstraZeneca (Pharmaceuticals)	30,796	1,353,770

Capita Group (Commercial Services and Supplies)	150,060	1,082,365

Carphone Warehouse Group (Specialty Retail)	284,053	808,395

EMI Group (Media)	321,394	1,466,226

GUS (Internet and Catalog Retail)	32,603	520,930

Reckitt Benckiser (Household Products)	7,940	258,454

Standard Chartered (Commercial Banks)	25,412	459,410

Vodafone Group (Wireless Telecommunication Services)	367,644	962,052

		6,911,602

United States 40.5%

Abbott Laboratories (Pharmaceuticals)	21,700	1,066,772

Aetna (Health Care Providers and Services)	6,000	440,220

Altria Group (Tobacco)	14,600	948,854

Baxter International (Health Care Equipment and Supplies)	25,400	942,340

Cisco Systems* (Communications Equipment)	53,100	917,302

Citigroup (Diversified Financial Services)	19,300	906,328

Comcast (Class A)* (Media)	34,500	1,094,512

ConocoPhillips (Oil, Gas and Consumable Fuels)	3,600	377,460

Corning* (Communications Equipment)	74,100	1,018,875

Dell* (Computers and Peripherals)	10,200	355,215

Electronic Arts* (Software)	4,300	229,556

Exxon Mobil (Oil, Gas and Consumable Fuels)	10,900	621,627

Genentech* (Biotechnology)	9,100	645,554

Gilead Sciences* (Biotechnology)	21,800	808,671

Goldman Sachs Group (Capital Markets)	4,300	459,197

IVAX* (Pharmaceuticals)	40,150	758,835

Lehman Brothers Holdings (Capital Markets)	5,000	458,600

Microsoft (Software)	23,300	589,373

Motorola (Communications Equipment)	24,200	371,228

OSI Pharmaceuticals* (Biotechnology)	12,100	572,754

Pixar* (Media)	20,400	932,178

Procter & Gamble (Household Products)	21,000	1,137,150

Schering-Plough (Pharmaceuticals)	60,400	1,260,548

Sirius Satellite Radio (Media)	118,500	562,283

Starwood Hotels & Resorts Worldwide (Hotels, Restaurants and Leisure)	6,800	369,512

Transocean (Energy Equipment and Services)	10,900	505,434

Viacom (Class B)* (Media)	26,400	913,968

Yahoo!* (Internet Software and Services)	28,800	993,744

YUM! Brands (Hotels, Restaurants and Leisure)	9,938	466,688

		20,727,778

Total Investments (Cost $48,997,217) 97.8%		50,034,018

Other Assets Less Liabilities 2.2%		1,106,911

Net Assets 100.0%		$51,140,929

See footnotes on page 29.

21

Portfolio of Investments (unaudited)
April 30, 2005
Seligman Global Smaller Companies Fund

	Shares	Value
Common Stocks and Warrants 99.4%

Australia 3.6%

Adelaide Brighton (Construction Materials)	345,011	$435,666

Adsteam Marine (Transportation Infrastructure)	567,434	823,594

Arlington Tankers* (Oil, Gas and Consumable Fuels)	40,000	873,600

AWB (Food and Staples Retailing)	176,537	618,993

Harvey Norman Holdings (Multi-Line Retail)	232,200	451,222

Iluka Resources (Metals and Mining)	73,524	337,481

Leighton Holdings (Construction and Engineering)	79,600	619,206

McGuigan Simeon Wines (Beverages)	131,000	415,217

Minara Resources (Metals and Mining)	306,830	439,539

MYOB* (Software)	572,933	477,106

PaperlinX (Paper and Forest Products)	199,200	443,083

STW Communications Group (Media)	249,770	536,155

		6,470,862

Canada 6.5%

Deer Creek Energy*† (Oil, Gas and Consumable Fuels)	89,000	936,134

Dundee Real Estate Investment Trust (Real Estate)	46,500	937,880

Dundee Wealth Management*† (Capital Markets)	115,200	870,748

First Quantum Minerals* (Metals and Mining)	57,500	949,298

Gildan Activewear (Class A)* (Textiles, Apparel and Luxury Goods)	23,000	971,290

GMP Capital† (Capital Markets)	40,937	703,536

Grande Cache Coal* (Metals and Mining)	96,700	761,690

OPTI Canada (Oil, Gas and Consumable Fuels)	67,000	1,287,385

Railpower Technologies* (Machinery)	187,300	862,845

Ritchie Bros. Auctioneers (Commercial Services and Supplies)	32,500	1,105,325

UTS Energy† (Oil, Gas and Consumable Fuels)	610,900	996,416

Western Oil Sands (Class A)* (Oil, Gas and Consumable Fuels)	26,991	1,197,452

		11,579,999

China 1.3%

Beijing Capital International Airport (Transportation Infrastructure)	1,646,000	579,417

China Oilfield Services (Energy Equipment and Services)	2,640,000	893,096

Jiangxi Copper (Metals And Mining)	548,000	265,791

Shanghai Forte Land (Class H) (Real Estate)	1,096,000	289,004

Sinotrans (Class H) (Air Freight and Logistics)	1,170,500	346,611

		2,373,919

Denmark 0.9%

Carlsberg (Class B) (Beverages)	21,787	1,073,759

FLS Industries (Class B)* (Construction and Engineering)	34,720	590,543

		1,664,302

Finland 0.5%

M-real (B shares) (Paper and Forest Products)	94,900	516,269

TietoEnator (IT Services)	12,920	392,211

		908,480

France 2.8%

Alstom* (Electrical Equipment)	1,601,919	1,245,276

Bacou-Dalloz (Commercial Services and Supplies)	7,926	706,302

bioMerieux* (Health Care Equipment and Supplies)	9,300	408,624

Cegedim (Health Care Providers and Services)	6,400	517,270

Clarins (Personal Products)	10,832	655,612

NRJ Group (Media)	53,360	1,187,356

SOITEC* (Semiconductors and Semiconductor Equipment)	21,640	231,668

		4,952,108

Germany 3.0%

Aixtron (Semiconductors and Semiconductor Equipment)	71,052	236,540

Comdirect Bank (Commercial Banks)	62,200	501,288

Elmos Semiconductor (Semiconductors and Semiconductor Equipment)	42,847	763,441

Heidelberger Druckmaschinen (Machinery)	27,001	764,603

Hochtief (Construction and Engineering)	20,515	613,098

KarstadtQuelle (Multi-Line Retail)	69,703	675,396

Kontron* (Semiconductors and Semiconductor Equipment)	47,732	383,238

MG Technologies (Chemicals)	59,376	660,889

MLP (Capital Markets)	50,225	811,895

		5,410,388

Greece 0.5%

Aktor (Construction and Engineering)	203,072	820,144

See footnotes on page 29.

22

Portfolio of Investments (unaudited)
April 30, 2005
 Seligman Global Smaller Companies Fund

	Shares	Value
Hong Kong 0.4%

Far East Pharmaceutical Technology (Pharmaceuticals)	3,008,700	$—

Giordano International (Specialty Retail)	449,400	312,528

i-CABLE Communications (Media)	874,000	329,936

		642,464

Italy 2.7%

Brembo (Auto Components)	95,354	745,879

Caltagirone Editore (Media)	86,400	791,925

Permasteelisa (Building Products)	45,484	775,277

Recordati (Pharmaceuticals)	80,100	563,504

Sorin* (Health Care Equipment and Supplies)	344,406	1,043,135

Tod’s (Textiles, Apparel and Luxury Goods)	17,708	804,050

		4,723,770

Japan 13.2%

77 Bank (Commercial Banks)	91,300	621,629

Alpine Electronics (Household Durables)	40,600	584,187

Argo Graphics (IT Services)	6,100	164,374

Ariake Japan (Food Products)	23,800	591,302

Chofu Seisakusho (Household Durables)	20,000	434,961

Disco* (Semiconductors and Semiconductor Equipment)	23,600	895,257

FamilyMart (Food and Staples Retailing)	22,200	691,562

Fujimi (Chemicals)	49,600	706,471

Futaba (Electrical Equipment)	32,100	913,285

Gunma Bank (Commercial Banks)	129,400	731,487

Hogy Medical (Health Care Equipment and Supplies)	13,400	617,181

Hokuto (Food Products)	41,100	773,289

Hosiden (Electronic Equipment and Instruments)	72,200	807,169

Japan Petroleum Exploration (Oil, Gas and Consumable Fuels)	17,600	718,654

Kenwood (Household Durables)	257,600	591,410

Kobayashi Pharmaceutical (Health Care Equipment and Supplies)	49,900	1,330,355

Komori (Machinery)	35,000	539,392

Milbon (Personal Products)	22,600	691,073

Ministop (Food and Staples Retailing)	14,700	273,134

Mochida Pharmaceutical (Pharmaceuticals)	143,400	968,756

Nortiz (Building Products)	19,500	318,733

Obic (IT Services)	5,600	1,018,093

Obic Business Consultants (Software)	20,100	995,322

Sazaby (Specialty Retail)	19,100	438,014

Shikoku Bank (Commercial Banks)	57,300	335,255

Sumisho Computer Systems (Software)	38,300	913,749

Taiyo Ink Manufacturing (Chemicals)	31,400	1,215,202

Takasago International (Chemicals)	130,000	668,309

Tanabe Seiyaku (Pharmaceuticals)	57,400	604,063

Tokyo Ohka Kogyo (Chemicals)	32,300	695,987

Toppan Forms (Commercial Services and Supplies)	49,200	579,235

Towa Bank (Commercial Banks)	160,000	401,290

Towa Pharmaceutical (Pharmaceuticals)	20,300	493,669

Union Tool (Machinery)	36,300	1,150,244

		23,472,093

Malaysia 0.4%

Resorts World (Hotels, Restaurants and Leisure)	286,900	722,964

Netherlands 2.1%

AM (Construction and Engineering)	86,400	934,521

ASM International* (Semiconductors and Semiconductor Equipment)	37,963	519,296

Chicago Bridge & Iron (NY shares) (Construction and Engineering)	33,600	751,968

Exact Holdings (Software)	12,300	402,983

Qiagen* (Biotechnology)	32,500	426,472

Unit 4 Agresso* (Software)	45,609	735,689

		3,770,929

New Zealand 1.1%

Air New Zealand* (Airlines)	373,236	378,308

Carter Holt Harvey (Paper and Forest Products)	684,483	935,708

Warehouse Group (Multi-Line Retail)	257,845	711,238

		2,025,254

South Africa 0.4%

Dimension Data Holdings (IT Services)	1,169,129	677,868

South Korea 1.1%

Industrial Bank of Korea (Commercial Banks)	116,570	1,016,961

Kook Soon Dang Brewery (Food Products)	20,998	312,995

LG Household and Health Care (Household Products)	19,530	644,468

		1,974,424

Spain 0.5%

Prosegur, Companie de Seguridad (Commercial Services and Supplies)	38,000	837,923

See footnotes on page 29.

23

Portfolio of Investments (unaudited)
April 30, 2005
Seligman Global Smaller Companies Fund

	Shares	Value
Sweden 1.0%

Medivir (Class B)* (Biotechnology)	24,180	$207,258

Munters (Machinery)	28,500	682,221

Teleca (Class B)* (IT Services)	179,130	970,843

		1,860,322

Switzerland 1.8%

Baloise Holding (Insurance)	22,316	1,146,397

BB Biotech (Biotechnology)	8,550	466,435

EMS-Chemie Holding (Chemicals)	6,594	587,787

Helvetia Patria Holding (Insurance)	5,579	881,443

Julius Baer Holding (Capital Markets)	525	34,161

		3,116,223

Thailand 0.3%

TMB Bank (Commercial Banks)	5,939,100	564,553

United Kingdom 7.8%

Aggreko (Commercial Services and Supplies)	234,900	827,090

Benfield Group (Insurance)	132,839	686,479

Bespak (Health Care Equipment and Supplies)	25,971	257,010

Cambridge Antibody Technology Group* (Biotechnology)	62,500	670,523

Capital Radio (Media)	85,861	574,352

Cattles (Consumer Finance)	70,200	408,071

Expro International Group (Energy Equipment and Services)	41,186	342,685

Group 4 Securicor* (Commercial Services and Supplies)	161,947	408,335

GWR Group (Media)	89,797	353,386

Hiscox (Insurance)	85,439	251,800

Jardine Lloyd Thompson Group (Insurance)	218,800	1,433,109

John Wood Group (Energy Equipment and Services)	180,151	512,056

Logica CMG (IT Services)	374,787	1,178,726

Luminar (Hotels, Restaurants and Leisure)	42,300	391,551

Misys (Software)	294,629	1,148,316

PHS Group (Commercial Services and Supplies)	506,263	799,920

Premier Farnell (Electronic Equipment and Instruments)	265,153	754,995

Radstone Technology (Aerospace and Defense)	137,149	671,788

De La Rue (Commercial Services and Supplies)	68,458	484,948

SurfControl* (Software)	54,236	529,715

VT Group (Aerospace and Defense)	98,997	584,375

Yule Catto (Chemicals)	116,727	541,862

		13,811,092

United States 47.5%

Abgenix* (Biotechnology)	119,000	827,050

Acadia Realty Trust (Real Estate)	57,800	927,690

Adaptec* (Computers and Peripherals)	195,500	712,598

AGCO* (Machinery)	63,700	1,095,640

Alliant Techsystems* (Aerospace and Defense)	11,000	760,980

American Home Mortgage Holdings (Real Estate)	29,000	948,300

American Reprographics* (Commercial Services and Supplies)	61,100	858,455

AmSurg* (Health Care Providers and Services)	33,750	873,281

Apex Silver Mines* (Metals and Mining)	64,500	846,240

Applera-Celera Genomics Group* (Biotechnology)	56,000	515,200

Aquarius Platinum (Metals and Mining)	49,292	231,872

Arch Coal (Metals and Mining)	22,000	975,480

Archipelago Holdings (Diversified Financial Services)	27,000	876,150

ARIAD Pharmaceuticals* (Biotechnology)	135,300	824,654

Armor Holdings* (Aerospace and Defense)	20,000	700,200

Array BioPharma* (Biotechnology)	108,100	670,220

Asyst Technologies* (Semiconductors and Semiconductor Equipment)	152,600	501,291

Bio-Rad Laboratories (Class A)* (Health Care Equipment and Supplies)	21,000	1,015,140

Biosite* (Health Care Equipment and Supplies)	22,000	1,250,370

BISYS Group* (IT Services)	48,500	684,820

Blackbaud* (Software)	56,700	739,652

Blount International* (Household Durables)	56,300	833,803

Cabot Oil & Gas (Oil, Gas and Consumable Fuels)	30,750	905,280

Charming Shoppes* (Specialty Retail)	114,000	847,590

Cleveland-Cliffs (Metals and Mining)	11,000	638,110

Corinthian Colleges* (Commercial Services and Supplies)	65,500	930,100

Credence Systems* (Semiconductors and Semiconductor Equipment)	106,000	663,560

CV Therapeutics* (Biotechnology)	69,800	1,381,691

Denbury Resources* (Oil, Gas and Consumable Fuels)	29,600	939,504

DiamondRock Hospitality*† (Real Estate)	78,000	819,000

EDO (Aerospace and Defense)	29,800	888,934

Education Realty Trust* (Real Estate)	43,000	688,000

Encore Acquisition* (Oil, Gas and Consumable Fuels)	14,500	532,440

Encysive Pharmaceuticals* (Biotechnology)	137,800	1,338,727

Exelixis* (Biotechnology)	118,200	809,079

FairPoint Communications* (Diversified Telecommunication Services)	96,500	1,416,620

Ferro (Chemicals)	48,000	869,760

First Republic Bank (Commercial Banks)	27,000	844,830

See footnotes on page 29.

24

Portfolio of Investments (unaudited)
April 30, 2005
Seligman Global Smaller Companies Fund

	Shares	Value
United States (continued)

FirstFed Financial* (Thrifts and Mortgage Finance)	20,000	$1,012,600

Forest Oil* (Oil, Gas and Consumable Fuels)	18,400	708,952

GameStop (Class A)* (Specialty Retail)	58,100	1,429,841

Gold Kist* (Food Products)	66,000	1,050,390

GrafTech International* (Electrical Equipment)	145,000	552,450

Group 1 Automotive* (Specialty Retail)	32,500	817,375

HCC Insurance Holdings (Insurance)	28,000	995,960

Human Genome Sciences* (Biotechnology)	88,500	912,877

Hutchinson Technology* (Computers and Peripherals)	26,600	984,998

Incyte* (Biotechnology)	164,500	1,075,008

International Rectifier* (Semiconductors and Semiconductor Equipment)	25,500	1,084,770

Iomega* (Computers and Peripherals)	171,500	500,780

Iron Mountain* (IT Services)	29,750	883,575

Itron* (Electronic Equipment and Instruments)	23,500	846,000

Kansas City Life Insurance (Insurance)	16,000	727,040

KFX* (Oil, Gas and Consumable Fuels)	59,000	643,100

KNBT Bancorp (Thrifts and Mortgage Finance)	72,000	984,600

Leadis Technology* (Semiconductors and Semiconductor Equipment)	85,400	476,959

Lin TV (Class A)* (Media)	36,000	561,240

M/I Schottenstein Homes (Household Durables)	21,800	996,260

Macquaire Infrastructure (Transportation Infrastructure)	5,800	158,050

Massey Energy (Metals and Mining)	24,500	884,695

MAXIMUS* (IT Services)	32,000	982,400

MedCath* (Health Care Providers and Services)	31,500	869,715

Medical Properties Trust† (Real Estate)	73,200	750,300

Mercury Computer Systems* (Aerospace and Defense)	29,000	763,715

MFA Mortgage Investments (Real Estate)	84,000	603,120

Nasdaq Stock Market* (Diversified Financial Services)	51,000	762,960

NBTY* (Personal Products)	42,200	899,704

Nexstar Broadcasting Group (Class A)* (Media)	76,400	445,030

O’Reilly Automotive* (Specialty Retail)	16,700	855,708

optionsXpress* (Capital Markets)	72,000	936,360

OSI Systems* (Electronic Equipment and Instruments)	67,100	946,781

ParkerVision* (Communications Equipment)	87,900	531,795

ParkerVision*† (Communications Equipment)	40,000	246,894

Penn Virginia (Oil, Gas and Consumable Fuels)	23,000	944,610

PFF Bancorp (Thrifts and Mortgage Finance)	33,750	942,300

Pilgrim’s Pride (Food Products)	12,000	433,080

Platinum Underwriters Holdings (Insurance)	28,680	848,928

PNM Resources (Electric Utilities)	11,200	309,680

PolyMedica (Health Care Equipment and Supplies)	30,900	957,437

Regis (Specialty Retail)	29,200	1,043,316

Rotech Healthcare* (Health Care Providers and Services)	34,000	843,200

ScanSoft* (Software)	282,200	1,128,800

SeaChange International* (Communications Equipment)	86,500	891,383

Shurgard Storage Centers (Real Estate)	17,000	711,110

SiRF Technology Holdings* (Communications Equipment)	88,000	1,006,280

SpatiaLight* (Electronic Equipment and Instruments)	171,000	773,775

Standard Motor Products (Auto Components)	38,700	351,396

Standard Pacific (Household Durables)	13,200	945,252

Steel Dynamics* (Metals and Mining)	22,000	599,170

Stone Energy* (Oil, Gas and Consumable Fuels)	16,500	741,510

SureBeam (Class A)* (Electronic Equipment and Instruments)	235,000	2,115

Swift Energy* (Oil, Gas and Consumable Fuels)	38,500	1,013,705

Syntroleum* (Oil, Gas and Consumable Fuels)	59,480	527,885

Sypris Solutions (Aerospace and Defense)	49,400	516,971

Terex* (Machinery)	14,000	523,320

theglobe.com (Media)	476,000	63,070

theglobe.com*† (Media) (Warrants: $0.001 exercise price, expiring 3/5/09)	300,000	35,700

TierOne (Thrifts and Mortgage Finance)	38,500	893,970

Timberland (Class A)* (Textiles, Apparel and Luxury Goods)	12,400	856,220

United Rentals* (Trading Companies and Distributors)	59,000	1,085,010

Universal Forest Products (Building Products)	22,000	838,970

Value Line (Media)	10,200	399,381

Vintage Petroleum (Oil, Gas and Consumable Fuels)	38,400	1,109,376

Wheeling-Pittsburgh* (Metals and Mining)	47,800	1,142,659

Wright Express* (IT Services)	62,500	1,043,750

Yankee Candle* (Household Durables)	37,500	1,042,125

		84,629,767

Total Investments (Cost $168,239,853) 99.4%		177,009,848

Other Assets Less Liabilities 0.6%		1,154,707

Net Assets 100.0%		$178,164,555

See footnotes on page 29.

25

Portfolio of Investments (unaudited)
April 30, 2005
Seligman Global Technology Fund

	Shares	Value
Common Stocks 98.1%

Australia 0.0%

United Customer Management Solutions* (IT Services)	2,282,186	$—

Finland 2.0%

Nokia (ADR) (Communications Equipment)	449,700	7,186,206

France 3.1%

Atos Origin* (IT Consulting and Services)	75,356	4,552,188

Business Objects (ADR)* (Application Software)	113,900	2,934,064

Thomson* (Household Durables)	154,114	3,816,624

		11,302,876

India 2.4%

Infosys Technologies (IT Consulting and Services)	124,050	5,410,323

Tata Consultancy Services (IT Consulting and Services)	120,554	3,137,110

		8,547,433

Israel 2.9%

Check Point Software Technologies* (Systems Software)	280,300	5,865,278

Ness Technologies (IT Consulting and Services)	63,900	691,398

Orbotech* (Electronic Equipment and Instruments)	187,400	3,806,094

		10,362,770

Japan 8.8%

Asahi Glass (Building Products)	172,000	1,911,443

Canon (Office Electronics)	40,600	2,121,684

Hoya (Electronic Equipment and Instruments)	40,300	4,224,458

Ibiden (Electronic Equipment and Instruments)	140,300	2,979,305

JSR (Chemicals)	153,200	3,101,790

Nidec (Electronic Equipment and Instruments)	15,500	1,823,436

Nikon (Leisure Equipment and Products)	174,000	1,835,729

Nippon Electric Glass (Electronic Equipment and Instruments)	143,400	2,296,223

Nitto Denko (Chemicals)	35,000	1,916,317

Sega Sammy Holdings (Leisure Equipment and Products)	62,500	3,659,367

Sony (Household Durables)	108,100	3,996,146

Tokuyama (Chemicals)	255,000	1,950,692

		31,816,590

Taiwan 0.8%

Hon Hai Precision Industry (Electronic Equipment and Instruments)	653,000	3,123,633

United States 78.1%

Adobe Systems (Application Software)	33,200	1,974,238

Advanced Micro Devices* (Semiconductors and Semiconductor Equipment)	422,800	6,016,444

Altera* (Semiconductors and Semiconductor Equipment)	96,500	1,998,515

Amdocs* (Application Software)	551,300	14,725,223

Amphenol (Class A) (Electronic Equipment and Instruments)	135,700	5,352,008

Analog Devices* (Semiconductors and Semiconductor Equipment)	55,000	1,876,050

Apple Computer* (Computers and Peripherals)	108,000	3,891,780

Avid Technology* (Computers and Peripherals)	146,000	7,232,110

Avocent* (Communications Equipment)	115,000	2,889,375

Biomet (Health Care Equipment and Supplies)	52,000	2,011,620

BMC Software* (Systems Software)	969,800	15,710,760

Boston Scientific* (Health Care Equipment and Supplies)	44,100	1,304,478

Broadcom (Class A)* (Semiconductors and Semiconductor Equipment)	222,700	6,659,844

Brocade Communications Systems* (Computers and Peripherals)	195,700	852,273

Cadence Design Systems* (Technical Software)	261,800	3,665,200

Cisco Systems* (Communications Equipment)	484,600	8,371,465

Citrix Systems* (Application Software)	458,600	10,316,207

Computer Associates International (Systems Software)	457,339	12,302,419

Corning* (Communications Equipment)	450,300	6,191,625

Digital River* (Internet Software and Services)	154,200	4,100,949

Electronic Arts* (Consumer Software)	54,700	2,920,160

EMC* (Computers and Peripherals)	887,900	11,649,248

Epicor Software* (Application Software)	312,000	3,430,440

Fisher Scientific International* (Health Care Equipment and Supplies)	73,800	4,382,244

Garmin (Household Durables)	63,600	2,510,928

Hutchinson Technology* (Computers and Peripherals)	63,500	2,351,405

Hyperion Solutions* (Application Software)	67,100	2,728,621

Integrated Circuit Systems* (Semiconductors and Semiconductor Equipment)	102,900	1,876,382

International Business Machines (Computers and Peripherals)	24,900	1,901,862

Kinetic Concepts* (Health Care Equipment and Supplies)	53,800	3,306,010

See footnotes on page 29.

26

Portfolio of Investments (unaudited)
April 30, 2005
Seligman Global Technology Fund

	Shares	Value
United States (continued)

Laboratory Corporation of America Holdings* (Health Care Providers and Services)	128,900	$6,380,550

Lam Research* (Semiconductors and Semiconductor Equipment)	85,700	2,193,920

Macrovision* (Systems Software)	171,300	3,502,228

MEMC Electronic Materials* (Semiconductors and Semiconductor Equipment)	1,437,400	16,860,702

Microsoft (Application Software)	818,700	20,709,017

Motorola (Communications Equipment)	263,500	4,042,090

NETGEAR* (Communications Equipment)	44,500	718,230

Oracle* (Systems Software)	857,100	9,890,934

Plantronics (Communications Equipment)	113,800	3,583,562

QUALCOMM (Communications Equipment)	198,400	6,921,184

RSA Security (Application Software)	117,500	1,262,538

Sprint (Diversified Telecommunication Services)	125,000	2,782,500

Symantec* (Internet Software and Services)	187,100	3,510,931

Synopsys* (Technical Software)	508,500	8,354,655

Take-Two Interactive Software* (Consumer Software)	430,800	10,143,186

THQ* (Consumer Software)	147,700	3,723,517

VeriSign* (Internet Software and Services)	213,800	5,656,079

VERITAS Software* (Systems Software)	589,900	12,143,092

Yahoo!* (Internet Software and Services)	149,300	5,151,596

		282,030,394

Total Investments (Cost $364,418,135) 98.1%		354,369,902

Other Assets Less Liabilities 1.9%		6,968,583

Net Assets 100%		$361,338,485

See footnotes on page 29.

27

Portfolio of Investments (unaudited)
April 30, 2005
Seligman International Growth Fund

	Shares	Value
Common Stocks 94.9%

Australia 0.8%

Macquarie Airports (Transportation Infrastructure)	228,535	$603,089

Belgium 1.7%

SES Global (FDR) (Media)	94,358	1,266,911

Canada 8.8%

Canadian National Railway (Road and Rail)	12,477	717,240

Canadian Pacific Railway (Road and Rail)	22,800	797,279

Inco* (Metals And Mining)	31,000	1,107,940

Petro-Canada (Oil, Gas and Consumable Fuels)	29,643	1,647,659

Research In Motion* (Communications Equipment)	15,700	1,012,257

RONA* (Specialty Retail)	27,200	523,073

SNC-Lavalin Group (Construction And Engineering)	12,687	736,883

Talisman Energy (Oil, Gas and Consumable Fuels)	6,167	186,308

		6,728,639

Finland 2.4%

Nokia (ADR) (Communications Equipment)	113,900	1,820,122

France 14.7%

AXA (Insurance)	40,724	1,007,829

Carrefour (Food and Staples Retailing)	15,728	767,332

Club Mediterranee* (Hotels, Restaurants and Leisure)	4,772	226,481

Dassault Systemes* (Software)	20,562	969,234

Essilor International (Health Care Equipment and Supplies)	18,007	1,291,098

European Aeronautic Defence and Space (Aerospace and Defense)	72,549	2,073,127

France Telecom (Diversified Telecommunication Services)	27,751	815,515

Groupe Danone (Food Products)	14,867	1,398,679

Pernod Ricard (Beverages)	7,373	1,121,282

Unibail (Real Estate)	8,500	1,053,207

Vivendi Universal (Media)	17,358	517,698

		11,241,482

Germany 4.4%

Bayerische Hypo-und Vereinsbank* (Commercial Banks)	78,982	1,876,954

Commerzbank* (Commercial Banks)	4,687	103,312

Merck KGaA (Pharmaceuticals)	5,827	447,859

SAP (Software)	6,016	949,929

		3,378,054

Greece 0.7%

EFG Eurobank Ergasias (Commercial Banks)	16,980	513,803

Hong Kong 3.3%

CNOOC (Oil, Gas and Consumable Fuels)	1,023,000	551,026

Esprit Holdings (Specialty Retail)	265,500	1,987,633

		2,538,659

Ireland 0.6%

Ryanair Holdings* (Airlines)	11,100	445,276

Italy 1.9%

Banca Intesa (Commercial Banks)	81,392	390,910

Eni (Oil, Gas and Consumable Fuels)	42,647	1,075,239

		1,466,149

Japan 10.4%

Bank of Yokohama (Commercial Banks)	7,000	40,133

Eisai (Pharmaceuticals)	23,000	767,955

Japan Tobacco (Tobacco)	100	1,290,520

Keyence (Electronic Equipment and Instruments)	4,600	1,020,730

Mitsubishi Tokyo Financial Group (Commercial Banks)	138	1,201,243

Nippon Electric Glass (Electronic Equipment and Instruments)	60,000	960,763

Orix (Consumer Finance)	2,200	300,598

Sekisui House (Household Durables)	59,000	625,790

Suzuki Motor (Automobiles)	33,000	564,766

Terumo (Health Care Equipment and Supplies)	18,000	537,113

Trend Micro (Software)	17,500	644,634

		7,954,245

Mexico 2.0%

Grupo Televisa (ADR) (Media)	27,500	1,544,950

Netherlands 5.0%

Ahold* (Food and Staples Retailing)	279,936	2,132,701

Koninklijke Ahold* (Food Products)	40,100	1,667,115

		3,799,816

South Korea 2.7%

L.G. Philips LCD* (Electronic Equipment and Instruments)	35,970	1,665,827

Samsung Electronics* (Semiconductors and Semiconductor Equipment)	770	353,273

		2,019,100

See footnotes on page 29.

28

Portfolio of Investments (unaudited)
April 30, 2005
Seligman International Growth Fund

	Shares	Value
Spain 1.6%

Banco Bilbao Vizcaya Argentaria (Commercial Banks)	78,100	$1,214,514

Sweden 1.4%

Telefonaktiebolaget LM Ericsson* (Communications Equipment)	350,000	1,041,828

Switzerland 8.6%

Credit Suisse Group (Commercial Banks)	26,142	1,105,304

Kuehne & Nagel International* (Marine)	3,400	698,794

Roche Holding (Pharmaceuticals)	16,373	1,989,537

Swatch Group (Textiles, Apparel and Luxury Goods)	42,069	1,108,631

UBS* (Capital Markets)	13,130	1,057,376

Zurich Financial Services (Insurance)	3,322	563,591

		6,523,233

Taiwan 7.2%

AU Optronics (ADR) (Electronic Equipment and Instruments)	145,800	2,364,876

Chi Mei Optoelectronics (Electronic Equipment and Instruments)	1,274,000	2,183,652

Taiwan Semiconductor Manufacturing (ADR) (Semiconductors and Semiconductor Equipment)	111,400	959,154

		5,507,682

United Kingdom 16.7%

AstraZeneca (Pharmaceuticals)	49,457	2,174,094

Capita Group (Commercial Services and Supplies)	237,825	1,715,404

Carphone Warehouse Group (Specialty Retail)	467,676	1,330,973

EMI Group (Media)	490,722	2,238,715

GUS (Internet and Catalog Retail)	52,699	842,023

Imperial Tobacco Group (Tobacco)	51,872	1,487,891

Reckitt Benckiser (Household Products)	23,257	757,036

Standard Chartered (Commercial Banks)	41,906	757,596

Vodafone Group (Wireless Telecommunication Services)	542,400	1,419,354

		12,723,086

Total Investments (Cost $69,344,758) 94.9%		72,330,638

Other Assets Less Liabilities 5.1%		3,886,489

Net Assets 100.0%		$76,217,127

* Non-income producing security.
ADR – American Depositary Receipts.
FDR – Fiduciary Depositary Receipts.
GDR – Global Depositary Receipts.
† The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
See Notes to Financial Statements.

29

Statements of Assets and Liabilities (unaudited)
April 30, 2005

	Emerging Markets Fund	Global Growth Fund	Global Smaller Companies Fund	Global Technology Fund	International Growth Fund

Assets:

Investments, at value:

Common stocks	$61,130,565	$50,034,018	$177,009,848	$354,369,902	$72,330,638

Preferred stocks	634,242	—	—	—	—

Total investments*	61,764,807	50,034,018	177,009,848	354,369,902	72,330,638

Cash denominated in U.S. dollars	758,619	—	3,476,317	—	3,155,953

Cash denominated in foreign currencies	211,223	26,179	165	10,062,661	10,851

Receivable for securities sold	1,041,941	2,507,418	1,644,179	3,916,384	1,011,628

Unrealized appreciation on forward currency contracts	187,562	1,043	560,727	—	193

Receivable for dividends	183,603	136,388	311,456	147,265	183,963

Receivable for Capital Stock sold	97,707	16,229	147,317	31,913	354,798

Expenses prepaid to shareholder service agent	52,119	46,017	118,489	264,056	58,456

Receivable from Manager (Note 3)	—	29,359	—	—	12,630

Other	8,964	3,689	5,947	226,447	8,124

Total Assets	64,306,545	52,800,340	183,274,445	369,018,628	77,127,234

Liabilities:

Bank overdraft	—	740,430	—	4,439,568	—

Payable for securities purchased	1,151,094	588,702	3,085,135	1,240,085	637,056

Payable for Capital Stock repurchased	135,508	152,144	774,776	1,146,462	73,528

Management fee payable	66,661	42,795	144,758	309,119	61,590

Unrealized depreciation on forward currency contracts	37,835	3,397	828,452	35,703	4,426

Distribution and service fees payable	23,327	24,149	82,391	160,832	32,091

Accrued expenses and other	60,845	107,794	194,378	348,374	101,416

Total Liabilities	1,475,270	1,659,411	5,109,890	7,680,143	910,107

Net Assets	$62,831,275	$51,140,929	$178,164,555	$361,338,485	$76,217,127

Composition of Net Assets:

Capital Stock, at par:

Class A	$4,517	$3,878	$6,597	$20,613	$3,128

Class B	838	1,146	1,648	4,465	792

Class C	326	527	360	1,739	451

Class D	1,024	1,736	3,435	6,760	1,514

Class I	646	281	595	n/a	720

Class R	58	—	6	22	8

Additional paid-in capital	56,329,344	104,571,772	174,416,771	911,464,160	89,356,955

Accumulated net investment loss	(614,296)	(254,551)	(1,348,672)	(1,063,868)	(176,897)

Accumulated net realized gain (loss) on investments	621,737	(54,230,302)	(3,421,235)	(538,974,349)	(15,967,929)

Net unrealized appreciation/depreciation of investments	4,904,138	876,638	5,909,647	(11,090,398)	2,562,720

Net unrealized appreciation on translation of assets and liabilities denominated in foreign currencies and forward exchange contracts	1,582,943	169,804	2,595,403	969,341	435,665

Net Assets	$62,831,275	$51,140,929	$178,164,555	$361,338,485	$76,217,127

Net Assets:

Class A	$38,926,913	$27,151,612	$96,936,362	$231,238,781	$37,316,029

Class B	6,737,776	7,382,998	21,845,856	44,756,913	8,566,971

Class C	2,631,975	3,400,357	4,783,413	17,440,317	4,886,038

Class D	8,251,786	11,190,999	45,598,799	67,660,825	16,413,348

Class I	5,780,302	2,013,005	8,912,908	n/a	8,939,847

Class R	502,523	1,958	87,217	241,649	94,894

Shares of Capital Stock Outstanding:

Class A	4,516,968	3,877,628	6,597,357	20,613,382	3,128,125

Class B	837,597	1,146,254	1,648,239	4,465,130	791,858

Class C	326,409	527,018	360,131	1,739,062	450,678

Class D	1,023,517	1,736,011	3,434,535	6,759,536	1,513,538

Class I	646,297	281,048	594,459	n/a	720,443

Class R	58,365	280	5,957	21,619	7,964

Net Asset Value Per Share:

Class A	$8.62	$7.00	$14.69	$11.22	$11.93

Class B	8.04	6.44	13.25	10.02	10.82

Class C	8.06	6.45	13.28	10.03	10.84

Class D	8.06	6.45	13.28	10.01	10.84

Class I	8.94	7.16	14.99	n/a	12.41

Class R	8.61	6.99	14.64	11.18	11.92

* Cost of Investments	$55,429,388	$48,997,217	$168,239,853	$364,418,135	$69,344,758
See Notes to Financial Statements.

30

Statements of Operations (unaudited)
For the Six Months Ended April 30, 2005

	Emerging Markets Fund	Global Growth Fund	Global Smaller Companies Fund	Global Technology Fund	International Growth Fund

Investment Income:

Dividends	$656,533	$559,051	$1,187,214	$3,332,160	$729,862

Interest	1,543	411	2,690	35,025	2,805

Total Investment Income*	658,076	559,462	1,189,904	3,367,185	732,667

Expenses:

Management fee	397,073	287,287	888,024	2,085,313	353,387

Shareholder account services	202,768	149,676	397,814	838,897	201,826

Distribution and service fees	146,861	164,681	519,048	1,090,975	180,520

Custody and related services	109,656	94,055	197,016	185,365	86,635

Registration	40,861	38,865	49,193	61,892	40,934

Auditing and legal fees	30,606	20,754	44,862	75,995	27,608

Shareholder reports and communications	6,752	8,950	12,389	29,741	7,774

Directors’ fees and expenses	4,654	4,472	7,421	10,376	5,430

Miscellaneous	3,620	5,299	9,852	20,270	3,585

Total Expenses	942,851	774,039	2,125,619	4,398,824	907,699

Reimbursement from Manager (Note 3)	—	(71,871)	—	—	(68,507)

Total Expenses After Reimbursement	942,851	702,168	2,125,619	4,398,824	839,192

Net Investment Loss	(284,775)	(142,706)	(935,715)	(1,031,639)	(106,525)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:

Net realized gain on investments	5,260,574	4,163,055	14,064,782	17,543,098	2,978,527

Net realized gain from foreign currency transactions	1,420,440	951,079	550,584	4,594,420	1,500,361

Net change in unrealized appreciation of investments	282,588	(6,597,681)	(176,168)	(25,952,176)	(4,860,323)

Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts	106,617	(550,114)	(582,110)	(2,541,920)	(952,433)

Net Gain (Loss) on Investments and Foreign Currency Transactions	7,070,219	(2,033,661)	13,857,088	(6,356,578)	(1,333,868)

Increase (Decrease) in Net Assets from Operations	$6,785,444	$(2,176,367)	$12,921,373	$(7,388,217)	$(1,440,393)

* Net of foreign taxes withheld
See Notes to Financial Statements.	$69,860	$41,884	$102,911	$81,797	$93,986

31

Statements of Changes in Net Assets (unaudited)

	Emerging Markets Fund		Global Growth Fund		Global Smaller Companies Fund

	Six Months Ended April 30, 2005	Year Ended October 31, 2004	Six Months Ended April 30, 2005	Year Ended October 31, 2004	Six Months Ended April 30, 2005	Year Ended October 31, 2004

Operations:

Net investment loss	$(284,775)	$(418,502)	$(142,706)	$(947,611)	$(935,715)	$(1,859,927)

Net realized gain on investments	5,260,574	7,351,070	4,163,055	3,565,201	14,064,782	21,295,655

Net realized gain from foreign currency transactions	1,420,440	(249,761)	951,079	2,188,083	550,584	4,226,408

Payments received from Manager (Note 9)	—	—	—	85,658	—	333,741

Net change in unrealized appreciation/depreciation of investments	282,588	2,136,186	(6,597,681)	5,095,195	(176,168)	1,540,531

Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts	106,617	963,337	(550,114)	(48,636)	(582,110)	625,187

Increase (Decrease) in Net Assets from Operations	6,785,444	9,782,330	(2,176,367)	9,937,890	12,921,373	26,161,595

Capital Share Transactions:

Net proceeds from sales of shares	6,492,332	12,914,712	3,109,343	4,714,412	9,718,883	14,842,001

Exchanged from associated funds	11,069,187	5,499,772	1,842,630	2,567,572	8,347,020	3,853,434

Total	17,561,519	18,414,484	4,951,973	7,281,984	18,065,903	18,695,435

Cost of shares repurchased	(8,412,855)	(18,020,844)	(10,011,615)	(16,934,616)	(23,180,250)	(44,212,389)

Exchanged into associated funds	(12,951,844)	(7,821,543)	(2,066,263)	(2,386,997)	(3,343,161)	(5,425,517)

Total	(21,364,699)	(25,842,387)	(12,077,878)	(19,321,613)	(26,523,411)	(49,637,906)

Decrease in Net Assets from Capital Share Transactions	(3,803,180)	(7,427,903)	(7,125,905)	(12,039,629)	(8,457,508)	(30,942,471)

Increase (Decrease) in Net Assets	2,982,264	2,354,427	(9,302,272)	(2,101,739)	4,463,865	(4,780,876)

Net Assets:

Beginning of period	59,849,011	57,494,584	60,443,201	62,544,940	173,700,690	178,481,566

End of Period*	$62,831,275	$59,849,011	$51,140,929	$60,443,201	$178,164,555	$173,700,690

* Net of accumulated net investment loss	$614,296	$3,656	$254,551	$92,946	$1,348,672	$366,130
See Notes to Financial Statements.

32

Statements of Changes in Net Assets (unaudited)

	Global Technology Fund		International Growth Fund

	Six Months Ended April 30, 2005	Year Ended October 31, 2004	Six Months Ended April 30, 2005	Year Ended October 31, 2004

Operations:

Net investment loss	$(1,031,639)	$(9,207,995)	$(106,525)	$(778,457)

Net realized gain on investments	17,543,098	25,281,917	2,978,527	1,787,300

Net realized gain from foreign currency transactions	4,594,420	12,504,585	1,500,361	2,234,471

Payments received from Manager (Note 9)	—	1,640,398	—	—

Net change in unrealized appreciation/depreciation of investments	(25,952,176)	(36,860,006)	(4,860,323)	5,458,417

Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts	(2,541,920)	(6,923,265)	(952,433)	632,549

Increase (Decrease) in Net Assets from Operations	(7,388,217)	(13,564,366)	(1,440,393)	9,334,280

Capital Share Transactions:

Net proceeds from sales of shares	7,344,597	20,831,539	16,444,048	12,325,118

Exchanged from associated funds	2,231,410	5,494,761	15,861,679	9,471,914

Total	9,576,007	26,326,300	32,305,727	21,797,032

Cost of shares repurchased	(68,024,133)	(109,280,548)	(8,402,676)	(13,403,214)

Exchanged into associated funds	(7,075,982)	(11,800,452)	(4,961,600)	(2,179,810)

Total	(75,100,115)	(121,081,000)	(13,364,276)	(15,583,024)

Increase (Decrease) in Net Assets from Capital Share Transactions	(65,524,108)	(94,754,700)	18,941,451	6,214,008

Increase (Decrease) in Net Assets	(72,912,325)	(108,319,066)	17,501,058	15,548,288

Net Assets:

Beginning of period	434,250,810	542,569,876	58,716,069	43,167,781

End of Period*	$361,338,485	$434,250,810	$76,217,127	$58,716,069

* Net of accumulated net investment loss	$1,063,868	$9,161	$176,897	$42,427
See Notes to Financial Statements.

33

Notes to Financial Statements (unaudited)

1.

Multiple Classes of Shares — Seligman Global Fund Series, Inc. (the “Series”) consists of five separate Funds: Seligman Emerging Markets Fund (the “Emerging Markets Fund”), Seligman Global Growth Fund (the “Global Growth Fund”), Seligman Global Smaller Companies Fund (the “Global Smaller Companies Fund”), Seligman Global Technology Fund (the “Global Technology Fund”), and Seligman International Growth Fund (the “International Growth Fund”). Each Fund of the Series offers six classes of shares with the exception of Global Technology Fund, which offers five classes of shares (Class I shares are not offered).

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares during the month that precedes the eighth anniversary of their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman registered investment company (“Seligman Funds”), the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares are sold primarily with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75%, and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients. Class I shares are sold without any sales charges and are not subject to distribution and service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.

Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented. All such adjustments are of normal recurring nature. The following summarizes the significant accounting policies of the Series:

a.

Security Valuation — Net asset value per share is calculated as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Other securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices. Notwithstanding these valuation methods, the Funds may adjust the value of securities as described below.

Many securities markets and exchanges outside the United States (“US”) close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Board of Directors approved “fair value” procedures under which a third party pricing service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available or otherwise no longer valid or reliable are valued at fair value determined in accordance with procedures approved by the Board. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, or extreme market volatility.

Short-term holdings which mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b.

Foreign Securities — Investments in foreign securities will be traded primarily in foreign currencies, and each Fund may temporarily hold funds in foreign currencies. The books and records of the Series are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

(i) market value of investment securities, other assets, and liabilities, at the daily rate of exchange as reported by a pricing service;
(ii) purchases and sales of investment securities, income, and expenses, at the rate of exchange prevailing on the respective dates of such transactions.

The Series’ net asset values per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities, and net investment income and losses. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

Net realized foreign exchange gains and losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of

34

Notes to Financial Statements (unaudited)

foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Series’ books, and the US dollar equivalents of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of portfolio securities and other foreign currency denominated assets and liabilities at period end, resulting from changes in exchange rates. The value of cash held in foreign currencies at April 30, 2005, was substantially the same as its cost.

The Series separates that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held in the portfolio. Similarly, the Series separates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

c.

Forward Currency Contracts — The Series may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current or forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss from foreign currency transactions.

d.

Options — Each Fund is authorized to write and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. There were no written options for the six months ended April 30, 2005.

e.

Taxes —There is no provision for federal income tax. Each Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized, if any, annually. Withholding taxes on foreign dividends and interest and taxes on the sale of foreign securities have been provided for in accordance with the Series’ understanding of the applicable country’s tax rules and rates.

f.

Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividends. Interest income is recorded on an accrual basis.

g.

Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Fund based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the six months ended April 30, 2005, distribution and service fees, shareholder account services and registration expenses were class-specific expenses.

	h.	Distributions to Shareholders — Dividends and distributions to shareholders are recorded on ex-dividend dates.

3.

Management Fee, Distribution Services, and Other Transactions — J. & W. Seligman Co. Incorporated (the “Manager”) manages the affairs of the Series and provides or arranges for the necessary personnel and facilities. The Manager receives a fee, calculated daily and payable monthly, equal to a percentage of each Fund’s average daily net assets. The annual management fee rate with respect to the Emerging Markets Fund is equal to 1.25% of the first $1 billion of the Fund’s average daily net assets, 1.15% of the next $1 billion of the Fund’s average daily net assets, and 1.05% of the Fund’s average daily net assets in excess of $2 billion. The annual management fee rate with respect to the Global Growth Fund and the International Growth Fund is equal to 1.00% on the first $50 million of the Fund’s average daily net assets, 0.95% on the next $1 billion of the Fund’s average daily net assets, and 0.90% of the Fund’s daily net assets in excess of $1.05 billion. The annual management fee rate with respect to Global Smaller Companies Fund is equal to 1.00% on the first $100 million of the Fund’s average daily net assets, and 0.90% of the Fund’s average daily net assets in excess of $100 million. The annual management fee rate with respect to the Global Technology Fund is equal to 1.00% of the first $2 billion of the Fund’s average daily net assets, 0.95% of the next $2 billion of the Fund’s average daily net assets, and 0.90% of the Fund’s average daily net assets in excess of $4 billion.

The management fees reflected in the Statements of Operations for Emerging Markets Fund, Global Growth Fund, Global Smaller Companies Fund, Global Technology Fund, and International Growth Fund were 1.25%, 0.99%, 0.95%, 1.00% and 0.98%, respectively, per annum of the average daily net assets of each of the Funds of the Series.

Wellington Management Company, LLP (the “Subadviser”), is the Sub-adviser to the Series and is responsible for furnishing investment advice, research and assistance with respect to Emerging Markets Fund, Global Growth Fund, Global Smaller Companies Fund and International Growth Fund (the “Subadvised Funds”). Under the subadvisory agreement, the Manager pays the Subadviser a subadvisory fee for each of the Subadvised Funds determined as follows: for Emerging Markets Fund, the Subadviser receives 0.65% of the Fund’s average daily net assets; for Global Growth Fund and International Growth Fund, the Subadviser receives 0.45% on the first $50 million of each Fund’s average daily net assets and 0.40% of each Fund’s daily net assets in excess of $50 million; for Global Smaller Companies Fund, the Subadviser receives 0.75% on the first $100 million of the Fund’s average daily net assets and 0.65% of the Fund’s average daily net assets in excess of $100 million. Effective June 7, 2004, Wellington Management International Ltd., an affiliate of the Subadviser, began providing investment services for a portion of Global Smaller Companies Fund.

35

Notes to Financial Statements (unaudited)

The Manager has contractually undertaken to reimburse the expenses other than management and distribution and service fees, for certain Funds in the Series to the extent such expenses exceed 0.85% per annum of average daily net assets. This undertaking is effective November 1, 2004, for Global Growth Fund and International Growth Fund and effective March 1, 2005, for Emerging Markets Fund. This undertaking will remain in effect at least until December 31, 2006.

For the six months ended April 30, 2005, the amount of expenses reimbursed by the Manager and the amount receivable from the Manager at April 30, 2005 were as follows:

Fund	Reimbursements	Receivable From Manager

Global Growth Fund	$71,871	$29,359

International Growth Fund	68,507	12,630

Compensation of all officers of the Series, all directors of the Series who are employees of the Manager, and all personnel of the Series and the Manager is paid by the Manager.

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of each Fund’s shares and an affiliate of the Manager, received the following concessions for sales of Class A shares after commissions were paid to dealers for sales of Class A and Class C shares:

Fund	Distributor Concessions	Dealer Commissions

Emerging Markets Fund	$3,913	$32,027

Global Growth Fund	3,196	26,299

Global Smaller Companies Fund	2,706	33,749

Global Technology Fund	6,021	47,339

International Growth Fund	7,846	67,931

Each Fund of the Series has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Series monthly pursuant to the Plan. For the six months ended April 30, 2005, fees incurred by the Emerging Markets Fund, the Global Growth Fund, the Global Smaller Companies Fund, the Global Technology Fund, and the International Growth Fund, aggregated $47,059, $37,558, $121,486, $321,912, and $44,239, respectively, or 0.25%, 0.25%, 0.25%, 0.24%, and 0.25%, respectively per annum of the average daily net assets of each Fund’s Class A shares.

Under the Plan, with respect to Class B, Class C, Class D, and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, and Class D shares for which the organizations are responsible; and, for Class C, Class D and Class R shares, fees for providing other distribution assistance of up to 0.75% (0.25% in the case of Class R) on an annual basis of such average daily net assets. Such fees are paid monthly by the Series to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Series to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares. Distribution fees retained by the Distributor for the six months ended April 30, 2005, were as follows:

Fund	Amount

Emerging Markets Fund	$480

Global Growth Fund	1,871

Global Smaller Companies Fund	377

Global Technology Fund	13,016

International Growth Fund	644

For the six months ended April 30, 2005, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C, Class D, and 0.50% per annum of the average daily net assets of Class R shares, were as follows:

Fund	Class B	Class C	Class D	Class R

Emerging Markets Fund	$36,921	$13,556	$48,560	$765

Global Growth Fund	44,626	17,998	64,493	6

Global Smaller Companies Fund	134,859	22,048	240,490	165

Global Technology Fund	265,541	104,701	398,305	516

International Growth Fund	41,548	20,296	74,268	169

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D and Class R shares. For the six months ended April 30, 2005, such charges were as follows:

Fund	Amount

Emerging Markets Fund	$3,824

Global Growth Fund	1,822

Global Smaller Companies Fund	9,675

Global Technology Fund	2,920

International Growth Fund	6,686

The Distributor has sold to the Purchasers its rights to collect any CDSC imposed on redemptions of Class B shares.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Series, as well as distribution and service fees pursuant to the Plan. For the six months ended April 30, 2005, Seligman Services, Inc. received commissions from the sale of shares of each Fund and distribution and service fees, pursuant to the Plan, as follows:

Fund	Commissions	Distribution and Service Fees

Emerging Markets Fund	$488	$3,084

Global Growth Fund	227	2,614

Global Smaller Companies Fund	604	6,974

Global Technology Fund	1,329	31,149

International Growth Fund	19	3,688

Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

Fund	Amount

Emerging Markets Fund	$202,768

Global Growth Fund	149,676

Global Smaller Companies Fund	397,814

Global Technology Fund	838,897

International Growth Fund	201,826

36

Notes to Financial Statements (unaudited)

These charges are determined in accordance with a methodology approved by the Series directors. Class I shares receive more limited shareholder services than the Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

For each Fund, costs of Seligman Data Corp. directly attributable to the Retail Classes were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Series to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of April 30, 2005, the Series’ potential obligation under the Guaranties is $694,100. As of April 30, 2005, no event has occurred which would result in the Series becoming liable to make any payment under a Guaranty. Each Fund would bear a portion of any payments made by the Series under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to each Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Series has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Funds of the Series or other funds in the Seligman Funds. Deferred fees and related accrued earnings are not deductible by the Funds for federal income tax purposes until such amounts are paid. The cost of such fees and earnings accrued thereon is included in directors fees and expenses, and the accumulated balances thereof at April 30, 2005, are included in accrued expenses and other liabilities, as follows:

Fund	Amount

Emerging Markets Fund	$3,923

Global Growth Fund	5,502

Global Smaller Companies Fund	13,432

Global Technology Fund	13,470

International Growth Fund	11,024

4.

Committed Line of Credit — The Series is a participant in a joint $425 million committed line of credit that is shared by substantially all open-end funds in the Seligman Funds. Each Fund’s borrowings have been limited to 10% of its total assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2005, but is renewable annually with the consent of the participating banks. The Series intends to maintain a committed line of credit. For the six months ended April 30, 2005, the Series did not borrow from the credit facility.

5.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding options and short-term investments, for the six months ended April 30, 2005, were as follows:

Fund	Purchases	Sales

Emerging Markets Fund	$47,522,383	$51,974,870

Global Growth Fund	88,410,398	96,987,567

Global Smaller Companies Fund	71,351,890	83,262,071

Global Technology Fund	328,392,935	368,628,212

International Growth Fund	91,047,052	74,105,674

37

Notes to Financial Statements (unaudited)

6.

Federal tax information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented is based on operating results for the six months ended April 30, 2005, and will vary from the final tax information as of each Fund’s year end.

At April 30, 2005, the cost of investments for federal income tax purposes for each Fund was as follows:

Fund	Tax Basis Cost

Emerging Markets Fund	$55,567,284

Global Growth Fund	49,218,016

Global Smaller Companies Fund	168,802,353

Global Technology Fund	366,387,037

International Growth Fund	69,409,866

The tax basis cost was greater than the cost for financial reporting purposes primarily due to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

At April 30, 2005, the tax basis components of accumulated earnings (losses) were as follows:

	Emerging Markets Fund	Global Growth Fund	Global Smaller Companies Fund	Global Technology Fund	International Growth Fund

Gross unrealized appreciation of portfolio securities*	$8,797,573	$2,505,282	$23,930,611	$20,346,642	$5,005,261

Gross unrealized depreciation of portfolio securities*	(2,600,050)	(1,689,280)	(15,723,116)	(32,363,777)	(2,084,489)

Net unrealized appreciation/depreciation of portfolio securities*	6,197,523	816,002	8,207,495	(12,017,135)	2,920,772

Net unrealized appreciation (depreciation) on foreign currencies	3,332	11,995	2,777	(37,121)	16,739

Capital loss carryforward	(6,084,607)	(58,980,430)	(17,789,801)	(558,340,653)	(20,138,436)

Current period net realized gains	6,957,167	4,970,927	14,578,277	21,335,206	4,235,615

Total accumulated earnings (losses)	$7,073,415	$(53,181,506)	$4,998,748	$(549,059,703)	$(12,965,311)

*	Includes the effects of foreign currency translations.

At October 31, 2004, each Fund had net capital loss carryforwards for federal income tax purposes, which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryforwards. These loss carryforwards expire in amounts and fiscal years as follows:

Fiscal Year	Emerging Markets Fund	Global Growth Fund	Global Smaller Companies Fund	Global Technology Fund	International Growth Fund

2009	$6,084,607	$32,615,539	—	$347,975,647	$11,259,604

2010	—	26,311,335	$17,789,801	193,291,796	8,878,832

2011	—	53,556	—	17,073,210	—

Total	$6,084,607	$58,980,430	$17,789,801	$558,340,653	$20,138,436

38

Notes to Financial Statements (unaudited)

7.	Outstanding Exchange Currency Contracts — At April 30, 2005, the Series had outstanding forward currency contracts to purchase or sell foreign currencies as follows:

Contract	Foreign Currency	In Exchange For US$	Settlement Date	Value US$	Unrealized Appreciation (Depreciation)

Emerging Markets Fund

Bought:

Israeli shekels	683,083	156,312	5/2/05	156,348	$36

Hong Kong dollars	729,595	93,547	5/3/05	93,600	53

Czech koruna	7,594,863	320,065	5/4/05	321,435	1,370

South African rand	9,000,000	1,283,422	7/21/05	1,469,168	185,746

					$187,205

Sold:

Polish zloty	144,396	43,977	5/2/05	43,620	$357

Polish zloty	216,934	64,545	5/4/05	64,929	(384)

Polish zloty	39,874	12,010	5/5/05	12,045	(35)

South African rand	9,000,000	1,431,753	7/21/05	1,469,169	(37,416)

					$(37,478)

Global Growth Fund

Bought:

Euros	18,419	23,687	5/4/05	23,794	$107

Sold:

Euros	398,266	515,435	5/2/05	514,499	$936

Japanese yen	15,327,160	144,849	5/2/05	146,468	(1,619)

Japanese yen	10,732,812	101,363	5/6/05	102,564	(1,201)

Japanese yen	5,333,298	50,388	5/9/05	50,965	(577)

					$(2,461)

Global Smaller Companies Fund

Bought:

Australian dollars	233,836	181,585	5/2/05	183,175	$1,590

Japanese yen	16,251,368	153,583	5/2/05	155,300	1,717

Swedish kronas	83,886	11,873	5/2/05	11,790	(83)

Australian dollars	96,680	75,338	5/3/05	75,734	396

British pounds	17,121	32,589	5/3/05	32,736	147

Canadian dollars	135,944	108,625	5/3/05	108,163	(462)

Australian dollars	325,308	254,215	5/4/05	254,830	615

British pounds	104,313	199,147	5/4/05	199,453	306

Canadian dollars	37,023	29,431	5/4/05	29,457	26

Euros	76,102	97,870	5/4/05	98,313	443

British pounds	42,403	80,832	5/5/05	81,076	244

Japanese yen	4,999,821	47,220	5/6/05	47,779	559

Japanese yen	5,449,912	51,490	5/9/05	52,080	590

Japanese yen	4,678,407	44,181	5/9/05	44,707	526

British pounds	3,000,000	5,640,900	6/30/05	5,719,353	78,453

New Zealand dollars	1,300,000	942,565	10/31/05	937,530	(5,035)

Euros	3,350,000	4,400,694	11/30/05	4,361,503	(39,191)

					$40,841

39

Notes to Financial Statements (unaudited)

Contract	Foreign Currency	In Exchange For US$	Settlement Date	Value US$	Unrealized Appreciation (Depreciation)

Sold:

Hong Kong dollars	47,028	6,030	5/3/05	6,033	$(3)

British pounds	6,794,000	12,394,294	6/30/05	12,952,426	(558,132)

New Zealand dollars	5,189,000	3,536,874	10/31/05	3,742,185	(205,311)

British pounds	5,232,000	9,907,838	11/30/05	9,923,542	(15,704)

Euros	2,122,000	2,839,236	11/30/05	2,762,719	76,517

Euros	1,977,000	2,643,842	11/30/05	2,573,938	69,904

Euros	9,296,000	12,431,541	11/30/05	12,102,847	328,694

South African rand	11,740,000	1,871,811	3/17/06	1,876,342	(4,531)

					$(308,566)

Global Technology Fund

Sold:

Japanese yen	294,419,150	2,777,801	5/2/05	2,813,504	$(35,703)

International Growth Fund

Bought:

Euros	25,048	32,418	5/2/05	32,359	$(59)

Euros	10,028	12,931	5/3/05	12,955	24

Euros	29,011	37,309	5/4/05	37,478	169

					$134

Sold:

Japanese yen	10,659,416	100,736	5/2/05	101,862	(1,126)

Japanese yen	19,226,338	181,578	5/6/05	183,729	(2,151)

Japanese yen	10,074,009	95,178	5/9/05	96,268	(1,090)

					$(4,367)

40

Notes to Financial Statements (unaudited)

8.

Capital Share Transactions — The Series has 2,000,000,000 shares of Capital Stock authorized. The Board of Directors, at its discretion, may classify any unissued shares of Capital Stock among any Fund of the Series. At April 30, 2005, 400,000,000 shares were authorized for each Fund of the Series, all at a par value of $0.001 per share. Transactions in shares of Capital Stock were as follows:

Emerging Markets Fund

Class A					Class B

	Six Months Ended April 30,		Year Ended October 31,		Six Months Ended April 30,		Year Ended October 31,

	2005		2004		2005		2004

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	352,753	$3,033,501	915,341	$6,733,459	42,744	$353,635	88,049	$603,238

Exchanged from associated funds	904,980	8,186,915	399,015	2,952,580	165,661	1,383,862	141,494	1,000,972

Conversion from Class B*	152,936	1,327,554	160,227	1,136,134	—	—	—	—

Total	1,410,669	12,547,970	1,474,583	10,822,173	208,405	1,737,497	229,543	1,604,210

Cost of shares repurchased	(657,515)	(5,707,086)	(1,653,093)	(12,038,234)	(114,411)	(924,713)	(330,076)	(2,258,888)

Exchanged into associated funds	(676,766)	(5,776,162)	(751,267)	(5,339,507)	(184,364)	(1,463,480)	(91,521)	(615,807)

Conversion to Class A*	—	—	—	—	(163,508)	(1,327,554)	(170,582)	(1,136,134)

Total	(1,334,281)	(11,483,248)	(2,404,360)	(17,377,741)	(462,283)	(3,715,747)	(592,179)	(4,010,829)

Increase (decrease)	76,388	$1,064,722	(929,777)	$(6,555,568)	(253,878)	$(1,978,250)	(362,636)	$(2,406,619)

Class C					Class D

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	47,773	$390,485	115,944	$809,300	225,407	$1,807,545	436,419	$2,975,932

Exchanged from associated funds	45,414	355,795	41,252	282,026	136,045	1,107,158	181,782	1,264,194

Total	93,187	746,280	157,196	1,091,326	361,452	2,914,703	618,201	4,240,126

Cost of shares repurchased	(48,586)	(398,608)	(91,962)	(631,835)	(137,247)	(1,116,469)	(312,799)	(2,129,872)

Exchanged into associated funds	(29,583)	(245,975)	(59,285)	(404,371)	(684,147)	(5,432,656)	(220,737)	(1,461,858)

Total	(78,169)	(644,583)	(151,247)	(1,036,206)	(821,394)	(6,549,125)	(533,536)	(3,591,730)

Increase (decrease)	15,018	$101,697	5,949	$55,120	(459,942)	$(3,634,422)	84,665	$648,396

Class I					Class R

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds of sales of shares	61,806	$563,712	213,358	$1,570,689	39,087	$343,454	28,702	$222,094

Exchanged from associated funds	—	—	—	—	4,340	35,457	—	—

Total	61,806	563,712	213,358	1,570,689	43,427	378,911	28,702	222,094

Cost of shares repurchased	(25,741)	(235,252)	(124,443)	(914,749)	(3,701)	(30,727)	(6,380)	(47,266)

Exchanged into associated funds	—	—	—	—	(4,011)	(33,571)	—	—

Total	(25,741)	(235,252)	(124,443)	(914,749)	(7,712)	(64,298)	(6,380)	(47,266)

Increase	36,065	$328,460	88,915	$655,940	35,715	$314,613	22,322	$174,828

See footnote on page 45.

41

Notes to Financial Statements (unaudited)

Global Growth Fund

Class A					Class B

	Six Months Ended April 30,		Year Ended October 31,		Six Months Ended April 30,		Year Ended October 31,

	2005		2004		2005		2004

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	156,428	$1,171,608	232,313	$1,630,683	69,442	$478,766	117,913	$764,695

Exchanged from associated funds	118,515	889,496	141,539	988,116	49,095	341,940	91,830	602,763

Conversion from Class B*	147,825	1,109,662	252,657	1,768,961	—	—	—	—

Total	422,768	3,170,766	626,509	4,387,760	118,537	820,706	209,743	1,367,458

Cost shares repurchased	(730,927)	(5,458,375)	(1,114,897)	(7,711,289)	(211,322)	(1,456,864)	(529,985)	(3,396,995)

Exchanged into associated funds	(148,045)	(1,114,467)	(157,051)	(1,076,555)	(60,008)	(409,669)	(55,146)	(354,484)

Conversion to Class A*	—	—	—	—	(160,346)	(1,109,662)	(272,629)	(1,768,961)

Total	(878,972)	(6,572,842)	(1,271,948)	(8,787,844)	(431,676)	(2,976,195)	(857,760)	(5,520,440)

Decrease	(456,204)	$(3,402,076)	(645,439)	$(4,400,084)	(313,139)	$(2,155,489)	(648,017)	$(4,152,982)

Class C					Class D

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	98,594	$683,436	97,782	$637,619	56,310	$387,453	196,234	$1,283,582

Exchanged from associated funds	68,583	472,826	45,902	296,636	19,470	136,392	104,720	680,057

Total	167,177	1,156,262	143,684	934,255	75,780	523,845	300,954	1,963,639

Cost of shares repurchased	(88,941)	(611,019)	(178,959)	(1,141,957)	(305,022)	(2,095,308)	(708,606)	(4,522,339)

Exchanged into associated funds	(26,085)	(170,419)	(25,775)	(164,153)	(53,846)	(369,700)	(125,348)	(791,805)

Total	(115,026)	(781,438)	(204,734)	(1,306,110)	(358,868)	(2,465,008)	(833,954)	(5,314,144)

Increase (decrease)	52,151	$374,824	(61,050)	$(371,855)	(283,088)	$(1,941,163)	(533,000)	$(3,350,505)

Class I					Class R

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	51,118	$387,947	56,600	$397,833	17	$133	—	$—

Exchanged from associated funds	—	—	—	—	256	1,976

Total	51,118	387,947	56,600	397,833	273	2,109

Cost of shares repurchased	(49,589)	(389,973)	(22,755)	(162,036)	(9)	(76)	—	—

Exchanged into associated funds	—	—	—	—	(264)	(2,008)

Total	(49,589)	(389,973)	(22,755)	(162,036)	(273)	(2,084)

Increase	1,529	$(2,026)	33,845	$235,797	—	$25	—	$—

See footnote on page 45.

42

Notes to Financial Statements (unaudited)

Global Smaller Companies Fund

Class A					Class B

	Six Months Ended April 30,		Year Ended October 31,		Six Months Ended April 30,		Year Ended October 31,

	2005		2004		2005		2004

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	286,875	$4,339,821	576,780	$7,536,124	56,085	$759,434	68,312	$804,208

Exchanged from associated funds	298,261	4,430,894	162,382	2,082,581	83,499	1,138,463	40,274	470,338

Conversion from Class B**	627,866	9,434,364	805,066	10,521,193	—	—	—	—

Total	1,213,002	18,205,079	1,544,228	20,139,898	139,584	1,897,897	108,586	1,274,546

Cost of shares repurchased	(829,106)	(12,468,142)	(1,613,324)	(20,998,121)	(234,226)	(3,174,217)	(903,294)	(10,585,792)

Exchanged into associated funds	(163,559)	(2,422,259)	(277,922)	(3,567,870)	(14,679)	(199,033)	(63,363)	(743,271)

Conversion to Class A*	—	—	—	—	(694,694)	(9,434,364)	(886,865)	(10,521,193)

Total	(992,665)	(14,890,401)	(1,891,246)	(24,565,991)	(943,599)	(12,807,614)	(1,853,522)	(21,850,256)

Increase (decrease)	220,337	$3,314,678	(347,018)	$(4,426,093)	(804,015)	$(10,909,717)	(1,744,936)	$(20,575,710)

Class C					Class D

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	139,418	$1,885,387	107,852	$1,279,866	155,131	$2,122,060	268,470	$3,162,091

Exchanged from associated funds	54,427	750,540	10,858	126,592	143,527	1,951,045	100,089	1,173,923

Total	193,845	2,635,927	118,710	1,406,458	298,658	4,073,105	368,559	4,336,014

Cost of shares repurchased	(58,290)	(800,959)	(44,911)	(532,902)	(471,427)	(6,449,485)	(951,058)	(11,162,325)

Exchanged into associated funds	(20,113)	(273,092)	(8,245)	(96,465)	(33,015)	(448,777)	(86,700)	(1,017,911)

Total	(78,403)	(1,074,051)	(53,156)	(629,367)	(504,442)	(6,898,262)	(1,037,758)	(12,180,236)

Increase (decrease)	115,442	$1,561,876	65,554	$777,091	(205,784)	$(2,825,157)	(669,199)	$(7,844,222)

Class I					Class R

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	39,113	$599,313	158,482	$2,059,712	851	$12,868	—	$—

Exchanged from associated funds	—	—	—	—	5,203	76,078	—	—

Total	39,113	599,313	158,482	2,059,712	6,054	88,946	—	—

Cost of shares repurchased	(18,353)	(283,549)	(71,039)	(933,249)	(265)	(3,898)	—	—

Total	(18,353)	(283,549)	(71,039)	(933,249)	(265)	(3,898)	—	—

Increase	20,760	$315,764	87,443	$1,126,463	5,789	$85,048	—	$—

See footnote on page 45.

43

Notes to Financial Statements (unaudited)

Global Technology Fund

Class A					Class B

	Six Months Ended April 30,		Year Ended October 31,		Six Months Ended April 30,		Year Ended October 31,

	2005		2004		2005		2004

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	433,506	$5,228,754	1,253,255	$14,955,421	112,875	$1,226,022	311,153	$3,328,697

Exchanged from associated funds	68,442	823,928	218,903	2,626,976	27,759	302,386	109,908	1,198,376

Conversion from Class B*	329,305	3,983,357	638,921	7,282,755	—	—	—	—

Total	831,253	10,036,039	2,111,079	24,865,152	140,634	1,528,408	421,061	4,527,073

Cost of shares repurchased	(3,307,279)	(39,771,673)	(5,617,443)	(65,776,896)	(801,936)	(8,643,061)	(1,485,501)	(15,701,749)

Exchanged into associated funds	(372,188)	(4,462,130)	(507,461)	(5,961,389)	(92,968)	(998,798)	(228,973)	(2,434,153)

Conversion to Class A*	—	—	—	—	(367,688)	(3,983,357)	(710,539)	(7,282,755)

Total	(3,679,467)	(44,233,803)	(6,124,904)	(71,738,285)	(1,262,592)	(13,625,216)	(2,425,013)	(25,418,657)

Decrease	(2,848,214)	$(34,197,764)	(4,013,825)	$(46,873,133)	(1,121,958)	$(12,096,808)	(2,003,952)	$(20,891,584)

Class C					Class D

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	28,167	$303,331	81,865	$875,321	44,699	$478,474	133,105	$1,422,091

Exchanged from associated funds	7,792	85,130	19,158	203,478	94,156	1,019,966	138,238	1,465,931

Total	35,959	388,461	101,023	1,078,799	138,855	1,498,440	271,343	2,888,022

Cost of shares repurchased	(438,588)	(4,707,959)	(695,468)	(7,336,693)	(1,381,959)	(14,846,597)	(1,933,735)	(20,426,147)

Exchanged into associated funds	(26,209)	(284,167)	(66,619)	(716,548)	(123,224)	(1,330,887)	(253,170)	(2,688,362)

Total	(464,797)	(4,992,126)	(762,087)	(8,053,241)	(1,505,183)	(16,177,484)	(2,186,905)	(23,114,509)

Decrease	(428,838)	$(4,603,665)	(661,064)	$(6,974,442)	(1,366,328)	$(14,679,044)	(1,915,562)	$(20,226,487)

Class R

	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	9,170	$108,016	20,388	$250,009

Cost of shares repurchased	(4,664)	(54,843)	(3,441)	(39,063)

Increase	4,506	$53,173	16,947	$210,946

See footnote on page 45.

44

Notes to Financial Statements (unaudited)

International Growth Fund

Class A					Class B

	Six Months Ended April 30,		Year Ended October 31,		Six Months Ended April 30,		Year Ended October 31,

	2005		2004		2005		2004

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	673,474	$8,400,524	611,494	$6,922,372	166,570	$1,895,406	96,631	$983,825

Exchanged from associated funds	593,826	7,442,082	482,018	5,551,014	164,712	1,891,412	204,298	2,130,082

Conversion from Class B*	22,450	281,314	25,414	288,639	—	—	—	—

Total	1,289,750	16,123,920	1,118,926	12,762,025	331,282	3,786,818	300,929	3,113,907

Cost of shares repurchased	(403,273)	(5,037,405)	(799,048)	(8,988,090)	(73,980)	(829,829)	(130,245)	(1,321,037)

Exchanged into associated funds	(301,947)	(3,767,947)	(88,425)	(977,908)	(38,698)	(436,331)	(76,620)	(780,218)

Conversion to Class A*	—	—	—	—	(24,710)	(281,314)	(27,851)	(288,639)

Total	(705,220)	(8,805,352)	(887,473)	(9,965,998)	(137,388)	(1,547,474)	(234,716)	(2,389,894)

Increase	584,530	$7,318,568	231,453	$2,796,027	193,894	$2,239,344	66,213	$724,013

Class C					Class D

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	220,162	$2,508,562	56,062	$589,571	212,197	$2,408,556	186,125	$1,900,943

Exchanged from associated funds	76,102	870,116	38,301	403,036	484,095	5,568,609	135,035	1,387,782

Total	296,264	3,378,678	94,363	992,607	696,292	7,977,165	321,160	3,288,725

Cost of shares repurchased	(35,084)	(394,237)	(23,185)	(235,651)	(177,932)	(2,010,341)	(218,860)	(2,237,338)

Exchanged into associated funds	(45,572)	(517,274)	(8,741)	(87,587)	(21,174)	(240,048)	(33,075)	(334,097)

Total	(80,656)	(911,511)	(31,926)	(323,238)	(199,106)	(2,250,389)	(251,935)	(2,571,435)

Increase	215,608	$2,467,167	62,437	$669,369	497,186	$5,726,776	69,225	$717,290

Class I					Class R

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	94,312	$1,219,437	170,956	$1,928,407	935	$11,563	—	$—

Exchanged from associated funds	—	—	—	—	7,077	89,460	—	—

Total	94,312	1,219,437	170,956	1,928,407	8,012	101,023	—	—

Cost of shares repurchased	(9,826)	(128,076)	(53,788)	(621,098)	(231)	(2,788)	—	—

Increase	84,486	$1,091,361	117,168	$1,307,309	7,781	$98,235	—	$—

*  Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date.

45

Notes to Financial Statements (unaudited)

9.

Other Matters — The Manager has conducted an extensive internal review in response to recent developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman Funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”) and the Attorney General of the State of New York also are reviewing these matters.

The Manager also has reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. At the time such orders were placed, this practice was permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager also has responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, in May 2004, the Manager made payments of $72,748, $304,435 and $1,593,337 to Global Growth Fund, Global Smaller Companies Fund and Global Technology Fund, respectively, and agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, in May 2004, the Manager made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares, including $12,910, $29,306 and $47,061 to Global Growth Fund, Global Smaller Companies Fund and Global Technology Fund, respectively. All of the amounts paid to the Funds have been reported as payments received from the Manager in the Statement of Changes in Net Assets for the year ended October 31, 2004.

46

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of the Fund’s classes for the periods presented. Certain information reflects financial results for a single share of a class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. “Total Return” shows the rate that you would have earned (or lost) on an investment in each class, assuming you reinvested all your dividend and capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

Emerging Markets Fund

CLASS A

	Six Months Ended	Year Ended October 31,

	4/30/05	2004	2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Period	$7.67	$6.47	$4.34	$4.11	$5.57	$6.69

Income (Loss) from Investment Operations:

Net investment loss	(0.03)	(0.04)	(0.06)	(0.06)	(0.06)	(0.09)

Net realized and unrealized gain (loss) on investments	0.78	1.16	1.89	0.26	(1.17)	(0.77)

Net realized and unrealized gain (loss) from foreign currency transactions	0.20	0.08	0.30	0.03	(0.23)	(0.26)

Total from Investment Operations	0.95	1.20	2.13	0.23	(1.46)	(1.12)

Net Asset Value, End of Period	$8.62	$7.67	$6.47	$4.34	$4.11	$5.57

Total Return	12.39%	18.55%	49.08%	5.60%	(26.21)%	(16.74)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$38,927	$34,066	$34,744	$24,173	$21,014	$27,273

Ratio of expenses to average net assets	2.82%†	3.03%	3.61%	3.12%	3.14%	2.48%

Ratio of net investment loss to average net assets	(0.75)%†	(0.53)%	(1.20)%	(1.23)%	(1.37)%	(1.15)%

Portfolio turnover rate	75.45%	106.84%	251.65%	149.82%	133.56%	188.19%

CLASS B

	Six Months Ended	Year Ended October 31,

	4/30/05	2004	2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Period	$7.19	$6.11	$4.13	$3.95	$5.40	$6.52

Income (Loss) from Investment Operations:

Net investment loss	(0.06)	(0.09)	(0.09)	(0.09)	(0.10)	(0.14)

Net realized and unrealized gain (loss) on investments	0.71	1.09	1.77	0.24	(1.12)	(0.72)

Net realized and unrealized gain (loss) from foreign currency transactions	0.20	0.08	0.30	0.03	(0.23)	(0.26)

Total from Investment Operations	0.85	1.08	1.98	0.18	(1.45)	(1.12)

Net Asset Value, End of Period	$8.04	$7.19	$6.11	$4.13	$3.95	$5.40

Total Return	11.82%	17.68%	47.94%	4.56%	(26.85)%	(17.18)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$6,738	$7,847	$8,885	$6,776	$6,938	$11,156

Ratio of expenses to average net assets	3.57%†	3.78%	4.36%	3.87%	3.89%	3.23%

Ratio of net investment loss to average net assets	(1.50)%†	(1.28)%	(1.95)%	(1.98)%	(2.12)%	(1.90)%

Portfolio turnover rate	75.45%	106.84%	251.65%	149.82%	133.56%	188.19%

See footnotes on page 59.

47

Financial Highlights (unaudited)

Emerging Markets Fund (continued)

CLASS C

	Six Months Ended	Year Ended October 31,

	4/30/05	2004	2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Period	$7.20	$6.12	$4.13	$3.95	$5.40	$6.52

Income (Loss) from Investment Operations:

Net investment loss	(0.06)	(0.09)	(0.09)	(0.09)	(0.10)	(0.14)

Net realized and unrealized gain (loss) on investments	0.72	1.09	1.78	0.24	(1.12)	(0.72)

Net realized and unrealized gain (loss) from foreign currency transactions	0.20	0.08	0.30	0.03	(0.23)	(0.26)

Total from Investment Operations	0.86	1.08	1.99	0.18	(1.45)	(1.12)

Net Asset Value, End of Period	$8.06	$7.20	$6.12	$4.13	$3.95	$5.40

Total Return	11.94%	17.65%	48.18%	4.56%	(26.85)%	(17.18	) %

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,632	$2,243	$1,868	$1,021	$889	$898

Ratio of expenses to average net assets	3.57%†	3.78%	4.36%	3.87%	3.89%	3.23%

Ratio of net investment loss to average net assets	(1.50)%†	(1.28)%	(1.95)%	(1.98)%	(2.12)%	(1.90	) %

Portfolio turnover rate	75.45%	106.84%	251.65%	149.82%	133.56%	188.19%

CLASS D

	Six Months Ended	Year Ended October 31,

	4/30/05	2004	2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Period	$7.20	$6.11	$4.13	$3.95	$5.40	$6.52

Income (Loss) from Investment Operations:

Net investment income (loss)	(0.06)	(0.09)	(0.09)	(0.09)	(0.10)	(0.14)

Net realized and unrealized gain (loss) on investments	0.72	1.10	1.77	0.24	(1.12)	(0.72)

Net realized and unrealized gain (loss) from foreign currency transactions	0.20	0.08	0.30	0.03	(0.23)	(0.26)

Total from Investment Operations	0.86	1.09	1.98	0.18	(1.45)	(1.12)

Net Asset Value, End of Period	$8.06	$7.20	$6.11	$4.13	$3.95	$5.40

Total Return	11.94%	17.84%	47.94%	4.56%	(26.85)%	(17.18)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$8,252	$10,684	$8,551	$5,807	$5,282	$7,645

Ratio of expenses to average net assets	3.57%†	3.78%	4.36%	3.87%	3.89%	3.23%

Ratio of net investment loss to average net assets	(1.50)%†	(1.28)%	(1.95)%	(1.98)%	(2.12)%	(1.90)%

Portfolio turnover rate	75.45%	106.84%	251.65%	149.82%	133.56%	188.19%

See footnotes on page 59.

48

Financial Highlights (unaudited)

Emerging Markets Fund (continued)

CLASS I							CLASS R

	Six Months Ended		Year Ended October 31,		11/30/01* to		Six Months Ended	Year Ended	4/30/03* to

	4/30/05		2004	2003	10/31/02		4/30/05	10/31/04	10/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$7.92		$6.61	$4.37	$4.51		$7.67	$6.47	$4.58

Income (Loss) from Investment Operations:

Net investment income (loss)	0.01		0.05	— **	—	**	(0.04)	(0.06)	(0.05)

Net realized and unrealized gain (loss) on investments	0.81		1.18	1.94	(0.17)		0.78	1.18	1.77

Net realized and unrealized gain from foreign currency transactions	0.20		0.08	0.30	0.03		0.20	0.08	0.17

Total from Investment Operations	1.02		1.31	2.24	(0.14)		0.94	1.20	1.89

Net Asset Value, End of Period	$8.94		$7.92	$6.61	$4.37		$8.61	$7.67	$6.47

Total Return	12.88%		19.82%	51.26%	(3.10)%		12.26%	18.55%	41.27%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$5,780		$4,836	$3,444	$1,831		$502	$174	$2

Ratio of expenses to average net assets	1.85	%†	1.87%	2.35%	1.85	%†ø	3.07%†	3.27%	3.94	%†

Ratio of net investment income (loss) to average net assets	0.22	%†	0.63%	0.06%	0.14	%†ø	(1.00)%†	(0.78)%	(1.88	)%†

Portfolio turnover rate	75.45%		106.84%	251.65%	149.82	%††	75.45%	106.84%	251.65	%†††

Global Growth Fund

CLASS A

	Six Months Ended	Year Ended October 31,

	4/30/05	2004	2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Period	$7.31	$6.21	$5.18	$6.95	$13.48	$12.86

Income (Loss) from Investment Operations:

Net investment loss	(0.01)	(0.08)	(0.02)	(0.05)	(0.06)	(0.10)

Net realized and unrealized gain (loss) on investments	(0.35)	0.95	0.77	(1.83)	(4.04)	2.56

Net realized and unrealized gain (loss) from foreign currency transactions	0.05	0.23	0.28	0.11	0.07	(0.67)

Total from Investment Operations	(0.31)	1.10	1.03	(1.77)	(4.03)	1.79

Less Distributions:

Distributions from net realized capital gain	—	—	—	—	(2.50)	(1.17)

Net Asset Value, End of Period	$7.00	$7.31	$6.21	$5.18	$6.95	$13.48

Total Return	(4.24)%	17.71%#	19.88%	(25.47)%	(35.94)%	14.33%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$27,152	$31,668	$30,938	$33,316	$64,366	$142,492

Ratio of expenses to average net assets	2.11%†	2.30%	2.39%	1.98%	1.79%	1.66%

Ratio of net investment loss to average net assets	(0.18)%†	(1.17)%	(0.32)%	(0.67)%	(0.64)%	(0.73)%

Portfolio turnover rate	155.01%	270.63%	251.04%	120.78%	188.94%	110.04%

Without expense reimbursement: ##

Ratio of expenses to average net assets	2.37%†

Ratio of net investment loss to average net assets	(0.44)%†

See footnotes on page 59.

49

Financial Highlights (unaudited)

Global Growth Fund (continued)

CLASS B

	Six Months Ended	Year Ended October 31,

	4/30/05	2004	2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Period	$6.75	$5.78	$4.86	$6.56	$12.94	$12.47

Income (Loss) from Investment Operations:

Net investment loss	(0.03)	(0.12)	(0.06)	(0.09)	(0.11)	(0.20)

Net realized and unrealized gain (loss) on investments	(0.33)	0.86	0.70	(1.72)	(3.84)	2.51

Net realized and unrealized gain (loss) from foreign currency transactions	0.05	0.23	0.28	0.11	0.07	(0.67)

Total from Investment Operations	(0.31)	0.97	0.92	(1.70)	(3.88)	1.64

Less Distributions:

Distributions from net realized capital gain	—	—	—	—	(2.50)	(1.17)

Net Asset Value, End of Period	$6.44	$6.75	$5.78	$4.86	$6.56	$12.94

Total Return	(4.59)%	16.78%#	18.93%	(25.91)%	(36.40)%	13.51%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$7,383	$9,849	$12,191	$12,661	$24,819	$48,709

Ratio of expenses to average net assets	2.86%†	3.05%	3.15%	2.73%	2.54%	2.41%

Ratio of net investment loss to average net assets	(0.93)%†	(1.92)%	(1.08)%	(1.42)%	(1.39)%	(1.48)%

Portfolio turnover rate	155.01%	270.63%	251.04%	120.78%	188.94%	110.04%

Without expense reimbursement: ##

Ratio of expenses to average net assets	3.12%†

Ratio of net investment loss to average net assets	(1.19)%†

CLASS C

	Six Months Ended	Year Ended October 31,

	4/30/05	2004	2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Period	$6.76	$5.79	$4.87	$6.57	$12.95	$12.47

Income (Loss) from Investment Operations:

Net investment loss	(0.03)	(0.12)	(0.06)	(0.09)	(0.11)	(0.20)

Net realized and unrealized gain (loss) on investments	(0.33)	0.86	0.70	(1.72)	(3.84)	2.52

Net realized and unrealized gain (loss) from foreign currency transactions	0.05	0.23	0.28	0.11	0.07	(0.67)

Total from Investment Operations	(0.31)	0.97	0.92	(1.70)	(3.88)	1.65

Less Distributions:

Distributions from net realized capital gain	—	—	—	—	(2.50)	(1.17)

Net Asset Value, End of Period	$6.45	$6.76	$5.79	$4.87	$6.57	$12.95

Total Return	(4.59)%	16.75%#	18.89%	(25.88)%	(36.37)%	13.60%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,400	$3,208	$3,102	$3,903	$7,120	$11,315

Ratio of expenses to average net assets	2.86%†	3.05%	3.15%	2.73%	2.54%	2.41%

Ratio of net investment loss to average net assets	(0.93)%†	(1.92)%	(1.08)%	(1.42)%	(1.39)%	(1.48)%

Portfolio turnover rate	155.01%	270.63%	251.04%	120.78%	188.94%	110.04%

Without expense reimbursement: ##

Ratio of expense to average net assets	3.12%†

Ratio of investment loss to average net assets	(1.19)%†

See footnotes on page 59.

50

Financial Highlights (unaudited)

Global Growth Fund (continued)

CLASS D

	Six Months Ended	Year Ended October 31,

	4/30/05	2004	2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Period	$6.75	$5.79	$4.87	$6.57	$12.95	$12.47

Income (Loss) from Investment Operations:

Net investment income (loss)	(0.03)	(0.12)	(0.06)	(0.09)	(0.11)	(0.20)

Net realized and unrealized gain (loss) on investments	(0.32)	0.85	0.70	(1.72)	(3.84)	2.52

Net realized and unrealized gain (loss) from foreign currency transactions	0.05	0.23	0.28	0.11	0.07	(0.67)

Total from Investment Operations	(0.30)	0.96	0.92	(1.70)	(3.88)	1.65

Less Distributions:

Distributions from net realized capital gain	—	—	—	—	(2.50)	(1.17)

Net Asset Value, End of Period	$6.45	$6.75	$5.79	$4.87	$6.57	$12.95

Total Return	(4.44)%	16.58%#	18.89%	(25.88)%	(36.36)%	13.60%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$11,191	$13,635	$14,769	$17,397	$37,327	$93,184

Ratio of expenses to average net assets	2.86%†	3.05%	3.15%	2.73%	2.54%	2.41%

Ratio of net investment loss to average net assets	(0.93)%†	(1.92)%	(1.08)%	(1.42)%	(1.39)%	(1.48)%

Portfolio turnover rate	155.01%	270.63%	251.04%	120.78%	188.94%	110.04%

Without expense reimbursement: ##

Ratio of expenses to average net assets	3.12%†

Ratio of net investment loss to average net assets	(1.19)%†

CLASS I						CLASS R

	Six Months Ended	Year Ended October 31,		11/30/01* to		Six Months Ended	Year Ended	4/30/03* to

	4/30/05	2004	2003	10/31/02		4/30/05	10/31/04	10/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$7.45	$6.29	$5.21	$7.47		$7.29	$6.21	$5.35

Income (Loss) from Investment Operations:

Net investment income (loss)	0.02	(0.03)	0.01	(0.01)		(0.02)	(0.10)	(0.03)

Net realized and unrealized gain (loss) on investments	(0.36)	0.96	0.79	(2.36)		(0.33)	0.95	0.76

Net realized and unrealized gain from foreign currency transactions	0.05	0.23	0.28	0.11		0.05	0.23	0.13

Total from Investment Operations	(0.29)	1.16	1.08	(2.26)		(0.30)	1.08	0.86

Net Asset Value, End of Period	$7.16	$7.45	$6.29	$5.21		$6.99	$7.29	$6.21

Total Return	(3.89)%	18.44%#	20.73%	(30.25)%		(4.12)%	17.39%#	16.07%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,013	$2,081	$1,544	$1,165		$2	$2	$2

Ratio of expenses to average net assets	1.61%†	1.55%	1.83%	1.31	%†ø	2.36%†	2.55%	2.72	%†

Ratio of net investment income (loss) to average net assets	0.33%†	(0.42)%	0.23%	(0.03	)%†ø	(0.43)%†	(1.42)%	(0.76	)%†

Portfolio turnover rate	155.01%	270.63%	251.04%	120.78	%††	155.01%	270.63%	251.04	%†††

Without expense reimbursement: ##

Ratio of expenses to average net assets						2.62%†

Ratio of net investment income (loss) to average net assets						(0.69)%†

See footnotes on page 59.

51

Financial Highlights (unaudited)

Global Smaller Companies Fund

CLASS A

	Six Months Ended		Year Ended October 31,

	4/30/05		2004	2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Period	$13.67		$11.78	$8.97	$11.13	$17.38	$15.74

Income (Loss) from Investment Operations:

Net investment loss	(0.05)		(0.09)	(0.08)	(0.12)	(0.12)	(0.15)

Net realized and unrealized gain (loss) on investments	1.07		1.65	2.33	(2.30)	(4.57)	2.58

Net realized and unrealized gain (loss) from foreign currency transactions	—	**	0.33	0.56	0.26	(0.11)	(0.79)

Total from Investment Operations	1.02		1.89	2.81	(2.16)	(4.80)	1.64

Less Distributions:

Distributions from net realized capital gain	—		—	—	—	(1.45)	—

Net Asset Value, End of Period	$14.69		$13.67	$11.78	$8.97	$11.13	$17.38

Total Return	7.46%		16.04%#	31.33%	(19.41)%	(29.81)%	10.42%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$96,936		$87,189	$79,222	$72,522	$110,745	$215,455

Ratio of expenses to average net assets	1.99	%†	2.13%	2.24%	1.87%	1.81%	1.65%

Ratio of net investment loss to average net assets	(0.71	)%†	(0.69)%	(0.79)%	(1.10)%	(0.95)%	(0.80)%

Portfolio turnover rate	38.41%		94.65%	262.14%	99.70%	87.51%	85.08%

CLASS B

	Six Months Ended		Year Ended October 31,

	4/30/05		2004	2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Period	$12.38		$10.75	$8.25	$10.31	$16.33	$14.90

Income (Loss) from Investment Operations:

Net investment loss	(0.10)		(0.17)	(0.14)	(0.19)	(0.21)	(0.28)

Net realized and unrealized gain (loss) on investments	0.97		1.47	2.08	(2.13)	(4.25)	2.50

Net realized and unrealized gain (loss) from foreign currency transactions	—	**	0.33	0.56	0.26	(0.11)	(0.79)

Total from Investment Operations	0.87		1.63	2.50	(2.06)	(4.57)	1.43

Less Distributions:

Distributions from net realized capital gain	—		—	—	—	(1.45)	—

Net Asset Value, End of Period	$13.25		$12.38	$10.75	$8.25	$10.31	$16.33

Total Return	7.03%		15.16%#	30.30%	(19.98)%	(30.38)%	9.60%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$21,846		$30,356	$45,136	$45,451	$74,677	$140,106

Ratio of expenses to average net assets	2.74	%†	2.88%	2.99%	2.62%	2.56%	2.40%

Ratio of net investment loss to average net assets	(1.46	)%†	(1.44)%	(1.54)%	(1.85)%	(1.70)%	(1.55)%

Portfolio turnover rate	38.41%		94.65%	262.14%	99.70%	87.51%	85.08%

See footnotes on page 59.

52

Financial Highlights (unaudited)

Global Smaller Companies Fund (continued)

CLASS C

	Six Months Ended		Year Ended October 31,

	4/30/05		2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$12.40		$10.77	$8.25	$10.32	$16.35	$14.91

Income (Loss) from Investment Operations:

Net investment loss	(0.10)		(0.17)	(0.14)	(0.19)	(0.21)	(0.28)

Net realized and unrealized gain (loss) on investments	0.98		1.47	2.10	(2.14)	(4.26)	2.51

Net realized and unrealized gain (loss) from foreign currency transactions	—	**	0.33	0.56	0.26	(0.11)	(0.79)

Total from Investment Operations	0.88		1.63	2.52	(2.07)	(4.58)	1.44

Less Distributions:

Distributions from net realized capital gain	—		—	—	—	(1.45)	—

Net Asset Value, End of Period	$13.28		$12.40	$10.77	$8.25	$10.32	$16.35

Total Return	7.10%		15.14%#	30.55%	(20.06)%	(30.40)%	9.66%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$4,783		$3,035	$1,928	$1,694	$1,625	$2,355

Ratio of expenses to average net assets	2.74	%†	2.88%	2.99%	2.62%	2.56%	2.40%

Ratio of net investment loss to average net assets	(1.46	)%†	(1.44)%	(1.54)%	(1.85)%	(1.70)%	(1.55)%

Portfolio turnover rate	38.41%		94.65%	262.14%	99.70%	87.51%	85.08%

CLASS D

	Six Months Ended		Year Ended October 31,

	4/30/05		2004	2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Period	$12.40		$10.77	$8.25	$10.32	$16.35	$14.91

Income (Loss) from Investment Operations:

Net investment loss	(0.10)		(0.17)	(0.14)	(0.19)	(0.21)	(0.28)

Net realized and unrealized gain (loss) on investments	0.98		1.47	2.10	(2.14)	(4.26)	2.51

Net realized and unrealized gain (loss) from foreign currency transactions	—	**	0.33	0.56	0.26	(0.11)	(0.79)

Total from Investment Operations	0.88		1.63	2.52	(2.07)	(4.58)	1.44

Less Distributions:

Distributions from net realized capital gain	—		—	—	—	(1.45)	—

Net Asset Value, End of Period	$13.28		$12.40	$10.77	$8.25	$10.32	$16.35

Total Return	7.10%		15.14%#	30.55%	(20.06)%	(30.40)%	9.66%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$45,599		$45,140	$46,403	$42,425	$68,641	$136,806

Ratio of expenses to average net assets	2.74	%†	2.88%	2.99%	2.62%	2.56%	2.40%

Ratio of net investment loss to average net assets	(1.46	)%†	(1.44)%	(1.54)%	(1.85)%	(1.70)%	(1.55)%

Portfolio turnover rate	38.41%		94.65%	262.14%	99.70%	87.51%	85.08%

See footnotes on page 59.

53

Financial Highlights (unaudited)

Global Smaller Companies Fund (continued)

CLASS I							CLASS R

	Six Months Ended		Year Ended October 31,		11/30/01* to		Six Months Ended		Year Ended	4/30/03* to

	4/30/05		2004	2003	10/31/02		4/30/05		10/31/04	10/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$13.91		$11.91	$9.00	$11.66		$13.64		$11.78	$8.94

Income (Loss) from Investment Operations:

Net investment loss	(0.01)		— **	(0.01)	(0.04)		(0.07)		(0.12)	(0.03)

Net realized and unrealized gain (loss) on investments	1.09		1.67	2.36	(2.98)		1.07		1.65	2.58

Net realized and unrealized gain from foreign currency transactions	—	**	0.33	0.56	0.36		—	**	0.33	0.29

Total from Investment Operations	1.08		2.00	2.91	(2.66)		1.00		1.86	2.84

Net Asset Value, End of Period	$14.99		$13.91	$11.91	$9.00		$14.64		$13.64	$11.78

Total Return	7.76%		16.79%#	32.33%	(22.81)%		7.33%		15.79%#	31.77%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$8,913		$7,979	$5,789	$3,161		$87		$2	$2

Ratio of expenses to average net assets	1.35	%†	1.45%	1.64%	1.24	%†ø	2.24	%†	2.38%	2.45	%†

Ratio of net investment loss to average net assets	(0.07	)%†	(0.02)%	(0.12)%	(0.43	)%†ø	(0.96	)%†	(0.94)%	(0.52	)%†

Portfolio turnover rate	38.41%		94.65%	262.14%	99.70	%††	38.41%		94.65%	262.14	%†††

Global Technology Fund

CLASS A

	Six Months Ended	Year Ended October 31,

	4/30/05	2004	2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Period	$11.51	$11.81	$8.38	$11.29	$25.60	$23.36

Income (Loss) from Investment Operations:

Net investment loss	(0.01)	(0.18)	(0.14)	(0.17)	(0.20)	(0.37)

Net realized and unrealized gain (loss) on investments	(0.34)	(0.25)	3.25	(2.89)	(9.37)	5.79

Net realized and unrealized gain (loss) from foreign currency transactions	0.06	0.13	0.32	0.15	0.05	(0.73)

Total from Investment Operations	(0.29)	(0.30)	3.43	(2.91)	(9.52)	4.69

Less Distributions:

Distributions from net realized capital gain	—	—	—	—	(4.79)	(2.45)

Net Asset Value, End of Period	$11.22	$11.51	$11.81	$8.38	$11.29	$25.60

Total Return	(2.52)%	(2.54)%#	40.93%	(25.78)%	(44.62)%	20.20%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$231,239	$270,154	$324,387	$276,832	$469,075	$1,033,318

Ratio of expenses to average net assets	1.83%†	1.83%	1.89%	1.81%	1.67%	1.56%

Ratio of net investment loss to average net assets	(0.21)%†	(1.57)%	(1.44)%	(1.56)%	(1.29)%	(1.18)%

Portfolio turnover rate	80.42%	133.51%	190.14%	151.83%	130.19%	144.27%

See footnotes on page 59.

54

Financial Highlights (unaudited)

Global Technology Fund (continued)

CLASS B

	Six Months Ended 4/30/05	Year Ended October 31,

		2004	2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Period	$10.33	$10.67	$7.64	$10.37	$24.08	$22.26

Income (Loss) from Investment Operations:

Net investment loss	(0.05)	(0.25)	(0.19)	(0.24)	(0.29)	(0.57)

Net realized and unrealized gain (loss) on investments	(0.32)	(0.22)	2.90	(2.64)	(8.68)	5.57

Net realized and unrealized gain (loss) from foreign currency transactions	0.06	0.13	0.32	0.15	0.05	(0.73)

Total from Investment Operations	(0.31)	(0.34)	3.03	(2.73)	(8.92)	4.27

Less Distributions:

Distributions from net realized capital gain	—	—	—	—	(4.79)	(2.45)

Net Asset Value, End of Period	$10.02	$10.33	$10.67	$7.64	$10.37	$24.08

Total Return	(3.00)%	(3.19)%#	39.66%	(26.33)%	(45.03)%	19.23%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$44,757	$57,700	$81,002	$69,338	$125,085	$261,717

Ratio of expenses to average net assets	2.59%†	2.58%	2.65%	2.56%	2.42%	2.31%

Ratio of net investment loss to average net assets	(0.97)%†	(2.32)%	(2.20)%	(2.31)%	(2.04)%	(1.93)%

Portfolio turnover rate	80.42%	133.51%	190.14%	151.83%	130.19%	144.27%

CLASS C

	Six Months Ended 4/30/05	Year Ended October 31,

		2004	2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Period	$10.33	$10.67	$7.64	$10.37	$24.06	$22.23

Income (Loss) from Investment Operations:

Net investment loss	(0.05)	(0.25)	(0.19)	(0.24)	(0.29)	(0.57)

Net realized and unrealized gain (loss) on investments	(0.31)	(0.22)	2.90	(2.64)	(8.66)	5.58

Net realized and unrealized gain (loss) from foreign currency transactions	0.06	0.13	0.32	0.15	0.05	(0.73)

Total from Investment Operations	(0.30)	(0.34)	3.03	(2.73)	(8.90)	4.28

Less Distributions:

Distributions from net realized capital gain	—	—	—	—	(4.79)	(2.45)

Net Asset Value, End of Period	$10.03	$10.33	$10.67	$7.64	$10.37	$24.06

Total Return	(2.90)%	(3.19)%#	39.66%	(26.33)%	(44.97)%	19.30%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$17,440	$22,401	$30,199	$25,978	$45,697	$99,452

Ratio of expenses to average net assets	2.59%	2.58%	2.65%	2.56%	2.42%	2.31%

Ratio of net investment loss to average net assets	(0.97)%	(2.32)%	(2.20)%	(2.31)%	(2.04)%	(1.93)%

Portfolio turnover rate	80.42%	133.51%	190.14%	151.83%	130.19%	144.27%

See footnotes on page 59.

55

Financial Highlights (unaudited)

Global Technology Fund (continued)

CLASS D							CLASS R

	Six Months Ended 4/30/05						Six Months Ended 4/30/05	Year Ended 10/31/04	4/30/03* to 10/31/03
		Year Ended October 31,

		2004	2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Period	$10.31	$10.65	$7.62	$10.35	$24.05	$22.23	$11.49	$11.80	$9.03

Income (Loss) from Investment Operations:

Net investment loss	(0.05)	(0.25)	(0.19)	(0.24)	(0.29)	(0.57)	(0.03)	(0.21)	(0.09)

Net realized and unrealized gain (loss) on investments	(0.31)	(0.22)	2.90	(2.64)	(8.67)	5.57	(0.34)	(0.23)	2.66

Net realized and unrealized gain (loss) from foreign currency transactions	0.06	0.13	0.32	0.15	0.05	(0.73)	0.06	0.13	0.20

Total from Investment Operations	(0.30)	(0.34)	3.03	(2.73)	(8.91)	4.27	(0.31)	(0.31)	2.77

Less Distributions:

Distributions from net realized capital gain	—	—	—	—	(4.79)	(2.45)	—	—	—

Net Asset Value, End of Period	$10.01	$10.31	$10.65	$7.62	$10.35	$24.05	$11.18	$11.49	$11.80

Total Return	(2.91)%	(3.19)%#	39.76%	(26.38)%	(45.05)%	19.25%	(2.70)%	(2.63)%#	30.68%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$67,661	$83,800	$106,981	$93,637	$173,286	$384,810	$242	$197	$2

Ratio of expenses to average net assets	2.59%†	2.58%	2.65%	2.56%	2.42%	2.31%	2.09%†	2.08%	2.14	%†

Ratio of net investment loss to average net assets	(0.97)%†	(2.32)%	(2.20)%	(2.31)%	(2.04)%	(1.93)%	(0.47)%†	(1.82)%	(1.66	)%†

Portfolio turnover rate	80.42%	133.51%	190.14%	151.83%	130.19%	144.27%	80.42%	133.51%	190.14	%†††

International Growth Fund

CLASS A

	Six Months Ended 4/30/05
		Year Ended October 31,

		2004	2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Period	$12.01	$9.90	$8.25	$9.91	$14.59	$21.47

Income (Loss) from Investment Operations:

Net investment income (loss)	(0.01)	(0.15)	(0.07)	(0.08)	0.01	(0.19)

Net realized and unrealized gain (loss) on investments	(0.16)	1.67	0.99	(2.09)	(4.82)	(2.90)

Net realized and unrealized gain (loss) from foreign currency transactions	0.09	0.59	0.73	0.51	0.13	(2.06)

Total from Investment Operations	(0.08)	2.11	1.65	(1.66)	(4.68)	(5.15)

Less Distributions:

Distributions from net realized capital gain	—	—	—	—	—	(1.73)

Net Asset Value, End of Period	$11.93	$12.01	$9.90	$8.25	$9.91	$14.59

Total Return	(0.67)%	21.31%	20.00%	(16.75)%	(32.08)%	(26.45)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$37,316	$30,553	$22,896	$20,497	$21,588	$40,971

Ratio of expenses to average net assets	2.13%†	2.80%	3.17%	2.64%	2.37%	1.96%

Ratio of net investment income (loss) to average net assets	(0.09)%†	(1.39)%	(0.80)%	(0.82)%	0.08%	(1.06)%

Portfolio turnover rate	108.06%	241.12%	303.81%	216.01%	276.76%	257.74%

Without expense reimbursement: ##

Ratio of expenses to average net assets	2.35%†

Ratio of net investment loss to average net assets	(0.31)%†

See footnotes on page 59.

56

Financial Highlights (unaudited)

International Growth Fund (continued)

CLASS B

	Six Months Ended 4/30/05
		Year Ended October 31,

		2004	2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Period	$10.93	$9.08	$7.63	$9.24	$13.66	$20.33

Income (Loss) from Investment Operations:

Net investment loss	(0.05)	(0.22)	(0.12)	(0.14)	(0.08)	(0.31)

Net realized and unrealized gain (loss) on investments	(0.15)	1.48	0.84	(1.98)	(4.47)	(2.57)

Net realized and unrealized gain (loss) from foreign currency transactions	0.09	0.59	0.73	0.51	0.13	(2.06)

Total from Investment Operations	(0.11)	1.85	1.45	(1.61)	(4.42)	(4.94)

Less Distributions:

Distributions from net realized capital gain	—	—	—	—	—	(1.73)

Net Asset Value, End of Period	$10.82	$10.93	$9.08	$7.63	$9.24	$13.66

Total Return	(1.01)%	20.37%	19.00%	(17.42)%	(32.36)%	(26.94)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$8,567	$6,537	$4,828	$4,332	$5,943	$11,045

Ratio of expenses to average net assets	2.88%†	3.55%	3.93%	3.40%	3.13%	2.72%

Ratio of net investment loss to average net assets	(0.84)%†	(2.14)%	(1.56)%	(1.58)%	(0.68)%	(1.82)%

Portfolio turnover rate	108.06%	241.12%	303.81%	216.01%	276.76%	257.74%

Without expense reimbursement: ##

Ratio of expenses to average net assets	3.10%†

Ratio of net investment loss to average net assets	(1.06)%†

CLASS C

	Six Months Ended 4/30/05
		Year Ended October 31,

		2004	2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Period	$10.95	$9.09	$7.64	$9.24	$13.65	$20.31

Income (Loss) from Investment Operations:

Net investment loss	(0.05)	(0.22)	(0.12)	(0.14)	(0.08)	(0.31)

Net realized and unrealized gain (loss) on investments	(0.15)	1.49	0.84	(1.97)	(4.46)	(2.56)

Net realized and unrealized gain (loss) from foreign currency transactions	0.09	0.59	0.73	0.51	0.13	(2.06)

Total from Investment Operations	(0.11)	1.86	1.45	(1.60)	(4.41)	(4.93)

Less Distributions:

Distributions from net realized capital gain	—	—	—	—	—	(1.73)

Net Asset Value, End of Period	$10.84	$10.95	$9.09	$7.64	$9.24	$13.65

Total Return	(1.00)%	20.46%	18.98%	(17.32)%	(32.32)%	(26.92)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$4,886	$2,574	$1,569	$1,584	$2,225	$4,745

Ratio of expenses to average net assets	2.88%†	3.55%	3.93%	3.40%	3.13%	2.72%

Ratio of net investment loss to average net assets	(0.84)%†	(2.14)%	(1.56)%	(1.58)%	(0.68)%	(1.82)%

Portfolio turnover rate	108.06%	241.12%	303.81%	216.01%	276.76%	257.74%

Without expense reimbursement: ##

Ratio of expenses to average net assets	3.10%†

Ratio of net investment loss to average net assets	(1.06)%†

See footnotes on page 59.

57

Financial Highlights (unaudited)

International Growth Fund (continued)

CLASS D

	Six Months Ended 4/30/05
			Year Ended October 31,

		2004	2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Period	$10.96	$9.10	$7.64	$9.24	$13.65	$20.31

Income (Loss) from Investment Operations:

Net investment income (loss)	(0.05)	(0.22)	(0.12)	(0.14)	(0.08)	(0.31)

Net realized and unrealized gain (loss) on investments	(0.16)	1.49	0.85	(1.97)	(4.46)	(2.56)

Net realized and unrealized gain (loss) from foreign currency transactions	0.09	0.59	0.73	0.51	0.13	(2.06)

Total from Investment Operations	(0.12)	1.86	1.46	(1.60)	(4.41)	(4.93)

Less Distributions:

Distributions from net realized capital gain	—	—	—	—	—	(1.73)

Net Asset Value, End of Period	$10.84	$10.96	$9.10	$7.64	$9.24	$13.65

Total Return	(1.09)%	20.44%	19.11%	(17.32)%	(32.32)%	(26.92)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$16,413	$11,138	$8,619	$7,036	$9,203	$19,671

Ratio of expenses to average net assets	2.88%†	3.55%	3.93%	3.40%	3.13%	2.72%

Ratio of net investment loss to average net assets	(0.84)%†	(2.14)%	(1.56)%	(1.58)%	(0.68)%	(1.82)%

Portfolio turnover rate	108.06%	241.12%	303.81%	216.01%	276.76%	257.74%

Without expense reimbursement: ##

Ratio of expenses to average net assets	3.10%†

Ratio of net investment loss to average net assets	(1.06)%†

CLASS I						CLASS R

	Six Months Ended 4/30/05	Year Ended October 31,		11/30/01* to 10/31/02		Six Months Ended 4/30/05	Year Ended 10/31/04	4/30/03* to 10/31/03

		2004	2003

Per Share Data:

Net Asset Value, Beginning of Period	$12.44	$10.13	$8.32	$10.13		$12.00	$9.90	$8.20

Income (Loss) from Investment Operations:

Net investment income (loss)	0.05	(0.02)	0.05	0.03		(0.02)	(0.18)	(0.07)

Net realized and unrealized gain (loss) on investments	(0.17)	1.74	1.03	(2.35)		(0.15)	1.69	1.48

Net realized and unrealized gain from foreign currency transactions	0.09	0.59	0.73	0.51		0.09	0.59	0.29

Total from Investment Operations	(0.03)	2.31	1.81	(1.81)		(0.08)	2.10	1.70

Net Asset Value, End of Period	$12.41	$12.44	$10.13	$8.32		$11.92	$12.00	$9.90

Total Return	(0.24)%	22.80%	21.75%	(17.87)%		(0.67)%	21.21%	20.73%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$8,940	$7,911	$5,254	$2,646		$95	$2	$2

Ratio of expenses to average net assets	1.45%†	1.59%	1.74%	1.38	%†ø	2.38%†	3.05%	3.42	%†

Ratio of net investment income (loss) to average net assets	0.59%†	(0.18)%	0.58%	0.41	%†ø	(0.34)%†	(1.64)%	(1.46	)%†

Portfolio turnover rate	108.06%	241.12%	303.81%	216.01	%††	108.06%	241.12%	303.81	%†††

Without expense reimbursement: ##

Ratio of expenses to average net assets						2.60%†

Ratio of net investment income (loss) to average net assets						(0.56)%†

See footnotes on page 59.

58

Financial Highlights (unaudited)

*	Commencement of offering of shares.
**	Less than $0.01.
†	Annualized.
††	For the year ended October 31, 2002.
†††	For the year ended October 31, 2003.
ø

The Manager, at its discretion, reimbursed certain expenses of Class I shares for the period from November 1, 2001 to October 31, 2002. Without such reimbursement, the ratios of expenses and net investment income (loss) for Emerging Markets Fund, Global Growth Fund, Global Smaller Companies Fund and International Growth Fund would have been 1.94% and 0.05%, 1.44% and (0.16)%, 1.29% and (0.48)%, 1.45% and 0.35%, respectively.

#

Excluding the effect of the payments received from the Manager (Note 9), total returns would have been as follows: for Global Growth Fund Class A, B, C, D, I, and R 17.56%, 16.63%, 16.60%, 16.43%, 18.28%, and 17.24%, respectively; for Global Smaller Companies Fund Class A, B, C, D, I, and R 15.84%, 14.95%, 14.93%, 14.92%, 16.58%, and 15.58%, respectively; and for Global Technology Fund Class A, B, C, D, and R, (2.87)%, (3.52)%, (3.52)%, (3.52)%, and (2.96)%, respectively.

##

The Manager has contractually undertaken to reimburse expenses other than management fees and distribution and service fees to the extent such expenses exceed 0.85% per annum of the Fund’s average daily net assets. This undertaking will remain in effect until December 31, 2006 (Note 3).

  See Notes to Financial Statements.

59

Matters Relating to the Directors’ Consideration of the Continuance of the Management Agreement and Subadvisory Agreement

The term “Series” refers to Seligman Global Fund Series, Inc., and the term “Fund” refers to Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund and Seligman International Growth Fund. There is a single management agreement between the Manager and the Series that relates to all five Funds.

The directors of the Series unanimously approved the continuance of the Management Agreement with the Manager in respect of each Fund at a meeting held on November 18, 2004. In addition, in the case of each of Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund and Seligman International Growth Fund (the “Subadvised Funds”), which are subadvised by Wellington Management Company, LLP (“Wellington” or “Subadviser”), the directors unanimously approved the continuance of the Subadvisory Agreement between the Manager and Wellington (including, in the case of Seligman Global Smaller Companies Fund, the Delegation Agreement between Wellington and Wellington Management International Ltd.).

In preparation for the meeting, the directors had requested and evaluated extensive materials from the Manager and, where relevant, the Subadviser, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by Lipper Inc. (“Lipper”). Prior to voting, the directors reviewed the proposed continuance of the Management Agreement and Subadvisory Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed continuances. The independent directors also discussed the proposed continuances in a private session with counsel at which no representatives of the Manager or the Subadviser were present. In reaching their determinations with respect to continuance of the Management Agreement and the Subadvisory Agreement, the directors considered all factors they believed relevant, including the following:

1.	information comparing the performance of each of the Funds to other investment companies with similar investment objectives and to an index;

2.	the nature, extent and quality of investment and administrative services rendered by the Manager and, where applicable, the Subadviser;

3.	payments received by the Manager and, where applicable, the Sub-adviser from all sources in respect of each Fund and all investment companies in the Seligman Group of Funds;

4.

the costs borne by, and profitability of, the Manager and its affiliates in providing services to each Fund and to all investment companies in the Seligman Group of Funds, and, where relevant, financial and profitability information provided by the Subadviser;

5.	comparative fee and expense data for each Fund and other investment companies with similar investment objectives;

6.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect any economies of scale for the benefit of investors;

7.

the Manager’s and, where relevant, the Subadviser’s policies and practices regarding allocation of portfolio transactions of the Funds, including the extent to which the Manager and the Subadviser benefit from soft dollar arrangements;

8.	information about “revenue sharing” arrangements that the Manager has entered into in respect of each Fund;

9.	portfolio turnover rates of each Fund compared to other investment companies with similar investment objectives;

10.	fall-out benefits which the Manager and its affiliates and the Subadviser and its affiliates receive from their relationships to the Funds;

11.	information about fees charged by the Manager and, where relevant, the Subadviser to other clients with similar investment objectives;

12.	the professional experience and qualifications of each Fund’s portfolio management teams and other senior personnel of the Manager and the Subadviser; and

13.	the terms of the Management Agreement and the Subadvisory Agreement.

The directors also considered their knowledge of the nature and quality of the services provided by the Manager and the Subadviser to the Funds gained from their experience as directors and/or trustees of the Seligman Group of Funds, their overall confidence in the Manager’s and Subadviser’s integrity and competence they have gained from that experience and the Manager’s responsiveness to concerns raised by them in the past, including the Manager’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Seligman Group of Funds.

In their deliberations, the directors did not identify any particular information that was all-important or controlling, and each director attributed different weights to the various factors. The directors evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

The directors determined that the overall arrangements between each Fund and the Manager, as provided in the Management Agreement for that Fund, and, where relevant, between the Manager and the Subadviser, as provided in the Subadvisory Agreement relating to that Fund, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their reasonable judgment.

The material factors and conclusions that formed the basis for the directors’ reaching their determinations to approve the continuances of the Management Agreement and the Subadvisory Agreement (including their determinations that the Manager should continue to be the investment adviser for each Fund, that the Subadviser should continue to be the subadviser for each Sub-advised Fund, and that the fees payable to the Manager and to the Subadviser pursuant to the Management Agreement and the Subadvisory Agreement are appropriate) were separately discussed by the directors.

Nature, Extent and Quality of Services Provided by the Manager and the Subadvisers
The directors noted that, under the Management Agreement, the Manager, subject to the control of the directors, administers the Funds’ business and other affairs. For Seligman Global Technology Fund, the Manager manages the investment of the assets, including making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Management Agreement with respect to the Subadvised Funds provides that the Manager will enter into a Subadvisory Agreement with the Subadviser pursuant to which that Subadviser will provide such investment management services; that the Manager will continue to have responsibility for investment management services provided under the Subadvisory Agreement; and that, in the event the Subadviser ceases to provide services to the Fund, the services will be provided by the Manager or, subject to necessary approvals, by another firm selected by the directors. Under the Management Agreement, the

60

Matters Relating to the Directors’ Consideration of the Continuance of the Management Agreement and Subadvisory Agreement (continued)

Manager provides the Funds with such office space, administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Funds) and executive and other personnel as are necessary for Fund operations. The Manager pays all of the compensation of directors of the Funds who are employees or consultants of the Manager and of the officers and employees of the Funds. The Manager also provides senior management for Seligman Data Corp. (“SDC”), a company owned by certain of the investment companies in the Seligman Group of Funds that provides shareholder services to the Funds at cost.

The directors also noted that, pursuant to the Subadvisory Agreement, the Subadviser, subject to the control of the directors and in accordance with the objectives, policies and strategies of each Subadvised Fund set forth in its Prospectus and Statement of Additional Information and applicable law, and in conjunction with and under the supervision of the Manager, furnishes the Manager and the relevant Subadvised Fund with such investment advice, research and assistance as the Manager or the Subadvised Fund shall from time to time reasonably request. In this regard, it is the responsibility of the Subadviser (i) to participate in the development of a Subadvised Fund’s overall investment strategy and in the determination of investment allocations; (ii) to provide investment advice and research to the Subadvised Fund with respect to existing and potential investments in securities, including company visits and meetings with management; (iii) to determine securities and other assets for investment; (iv) to select brokers and dealers; (v) to cause the execution of trades; and (vi) unless otherwise agreed to by the Manager, to vote proxies solicited by or with respect to issuers of securities in which assets of the relevant Subadvised Fund may be invested from time to time.

The directors considered the scope and quality of services provided by the Manager under the Management Agreement and by the Subadviser under the Subadvisory Agreement and noted that the scope of services provided had expanded over time as a result of regulatory and other developments. The directors noted that, for example, the Manager and Subadviser are responsible for maintaining and monitoring their own and, to varying degrees, a Fund’s compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The directors considered the quality of the investment research capabilities of the Manager and the Subadviser and the other resources they have dedicated to performing services for the Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Funds’ other service providers (including the Subadviser), also were considered. The directors also considered the Manager’s response to recent regulatory compliance issues affecting it and certain of the investment companies in the Seligman Group of Funds, including the Funds, and information provided by Wellington about certain regulatory matters affecting it. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the Management Agreement and, where applicable, the Subadvisory Agreement.

Costs of Services Provided and Profitability
At the request of the directors, the Manager provided information concerning profitability of the Manager’s investment advisory and investment company activities and its financial condition based on historical information for 2003 and 2004 (through September 30) and estimates for full-year 2004. The information considered by the directors included operating profit margin information for the Manager’s investment company business alone (i.e., excluding results of its other businesses) and on a consolidated basis. The directors also reviewed the Manager’s profitability data and estimated profitability data for each Fund. The directors reviewed the Manager’s assumptions and methods of allocation used by the Manager in preparing the various types of profitability data. The Manager stated its belief that the methods of allocation used were reasonable, but it noted that there are limitations inherent in allocating costs to multiple individual advisory products served by an organization such as the Manager (and similarly the Subadviser) where each of the advisory products draws on, and benefits from, the research and other resources of the organization.

Wellington provided the directors with its financial statements for 2003, information concerning overall profitability data for its entire operations for 2003 and information about its revenues attributable to each Fund subadvised by it in 2003. The Manager separately provided information about fees paid by each Subadvised Fund to the Subadviser in 2003 and estimated fees for all of 2004. The directors reviewed and discussed the Subadviser’s profitability data.

The directors recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. In considering profitability information, the directors considered the effect of fall-out benefits on the Manager’s and each Subadviser’s expenses, as well as the “revenue sharing” arrangements the Manager has entered into with certain entities that distribute shares of the Funds. The directors focused on profitability of the Manager’s relationships with the Funds, before taxes and distribution expenses. In the case of Wellington, the directors reviewed a pro forma statement of partnership income itemizing revenues from the Funds subadvised by Wellington. The directors recognized that the Manager and the Subadviser should, in the abstract, be entitled to earn a reasonable level of profits for the services each provides to each Fund and, based on their review, concluded that they were satisfied that the Manager’s and Subadviser’s level of profitability from their relationships with each Fund was not excessive.

Fall-Out Benefits
The directors considered that the Manager benefits from soft dollar arrangements whereby it receives brokerage and research services from brokers that execute the Seligman Group of Funds’ purchases and sales of securities. The directors received and reviewed information concerning the Manager’s soft dollar arrangements, which included a description of the Manager’s policies with respect to allocating portfolio brokerage for brokerage and research services, fund-by-fund data for the twelve months ended September 30, 2004 on the dollar amount of commissions allocated for third-party research and brokerage services and for proprietary research and brokerage services, and a list of firms providing third-party research and brokerage to the Manager as of September 30, 2004. The directors recognized that the Subadviser also had benefited from soft dollar arrangements using portfolio brokerage of the Sub-advised Funds. The Subadviser provided information about its soft dollar practices, including a list of brokers with whom trades for the Subadvised Funds were executed for the twelve months ended September 30, 2004, indicating the amount of commissions paid to each broker in recognition of third party soft dollar research and brokerage services.

The directors also considered that a broker-dealer affiliate of the Manager receives 12b-1 fees from the Funds in respect of shares held in accounts for which there is no other broker of record, and that the Funds’ distributor

61

Matters Relating to the Directors’ Consideration of the Continuance of the Management Agreement and Subadvisory Agreement (continued)

(another affiliate of the Manager) retains a portion of the 12b-1 fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares.

The directors recognized that the Manager’s and the Subadviser’s profitability would be somewhat lower if they did not receive research for soft dollars or, in the case of the Manager, if the Manager’s affiliates did not receive the other benefits described above. The directors noted that the Manager and the Sub-adviser each derive reputational and other benefits from their association with the Funds.

Investment Results
The directors considered the investment results of each of the Funds as compared to investment companies with similar investment objectives as determined by Lipper and with a selected securities index. In addition to the information received by the directors for the meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the directors reviewed information showing performance of each Fund compared to the funds in its Lipper category over the one-, three-, five- and, where applicable, 10-year periods ended September 30, 2004 and compared to its Lipper category, a selected securities index and a group of competitor funds selected by the Manager over annualized rolling three- and five-year periods, for each calendar year from 1999 to 2003, and for the 10-month period ended October 31, 2004.

Seligman Emerging Markets Fund. The directors reviewed information showing performance of the Seligman Emerging Markets Fund compared to other funds in the Lipper Emerging Markets Funds Average, the Morgan Stanley Capital International Emerging Markets (Gross) Index (the “MSCI EM Index”) and a group of 12 competitor funds selected by the Manager. The comparative information showed that the Seligman Emerging Markets Fund’s results were modestly above its competitor average and modestly below the Lipper average and the MSCI EM Index in the most recent one-year period, coinciding with Wellington’s assumption of portfolio management responsibilities in September 2003. The Manager noted that the Seligman Emerging Markets Fund’s one-year Lipper ranking was somewhat below the median for the Lipper category. The comparative information also showed that over the longer term the Seligman Emerging Markets Fund’s results had been above and below the Lipper average, the MSCI EM Index and the competitor average in different periods. Based upon their review, and taking into account the Manager’s efforts to address the Seligman Emerging Markets Fund’s inconsistent long-term performance, the directors concluded that the Fund’s investment performance was satisfactory.

Seligman Global Growth Fund. The directors reviewed information showing performance of the Seligman Global Growth Fund compared to other funds in the Lipper Global Funds Average, the Morgan Stanley Capital International World Index (the “MSCI World Index”) and a group of 16 competitor funds selected by the Manager. The comparative information showed that the Seligman Global Growth Fund’s results were above the MSCI World Index and the competitor average for the 10-month period, and that its Lipper ranking showed substantial improvement and was well above the median in the most recent one-year period, coinciding with Wellington’s assumption of portfolio management responsibilities in September 2003. The comparative information also showed that the Seligman Global Growth Fund’s results had consistently been below the Lipper average, the MSCI World Index and the competitor average in prior periods. The directors concluded that the Fund’s investment results since Wellington had assumed portfolio management responsibilities were highly satisfactory.

Seligman Global Smaller Companies Fund. The directors reviewed information showing performance of the Seligman Global Smaller Companies Fund compared to other funds in the Lipper Global Small-Cap Funds Average, the Morgan Stanley Capital International Small Cap World Index (the “MSCI Small Cap World Index”) and a group of five competitor funds selected by the Manager. The comparative information showed that the Seligman Global Smaller Companies Fund’s results in the most recent 10-month period were above the Lipper average, essentially even with the competitor average and modestly below the MSCI Small Cap World Index. They also noted that the Seligman Global Smaller Companies Fund’s Lipper ranking showed substantial improvement and was well above the median in the most recent one-year period, coinciding with Wellington’s assumption of portfolio management responsibilities in September 2003. The comparative information also showed that the Seligman Global Smaller Companies Fund’s results had been substantially below the Lipper average, the MSCI Small Cap World Index and the competitor average in prior periods. The directors concluded that the Fund’s investment results since Wellington had assumed portfolio management responsibilities were highly satisfactory.

Seligman Global Technology Fund. The directors reviewed information showing performance of the Seligman Global Technology Fund compared to other funds in the Lipper Science and Technology Funds Average, the Morgan Stanley Capital International World Information Technology (Gross) Index (the “MSCI World IT Index”) and a group of eight competitor funds selected by the Manager. The comparative information showed that the Seligman Global Technology Fund’s results were generally above the Lipper average, the MSCI World IT Index and the competitor average in most periods, although they fell substantially below in certain other periods, particularly in 2003. The directors also noted that the Seligman Global Technology Fund had ranked above the median in the Lipper ranking for the three-, five- and 10-year periods, but that its ranking had declined to slightly below median in the one-year period. The Manager noted that the Seligman Global Technology Fund’s Lipper ranking for the one-year period was affected by its results in 2003 and that, for the ten months ended October 31, 2004, the Seligman Global Technology Fund’s results were slightly above the Lipper average, the MSCI World IT Index and the competitor average. Based upon their review, the directors concluded that the Fund’s investment performance was satisfactory.

Seligman International Growth Fund. The directors reviewed information showing performance of the Seligman International Growth Fund compared to other funds in the Lipper International Funds Average, the Morgan Stanley Capital International Europe, Asia and Far East (Gross) Index (the “MSCI EAFE Index”) and a group of nine competitor funds selected by the Manager. The comparative information showed that the Seligman International Growth Fund’s results were substantially above the Lipper average, the MSCI EAFE Index and the competitor average for the most recent 10-month period, and that its Lipper ranking showed substantial improvement and was well above the median in the most recent one-year period, coinciding with Wellington’s assumption of portfolio management responsibilities in September 2003. The comparative information also showed that the Seligman International Growth Fund’s results had consistently been below the Lipper average, the MSCI EAFE Index and the competitor average in prior periods. The directors concluded that the Fund’s investment results since Wellington had assumed portfolio management responsibilities were highly satisfactory.

Management Fees and Other Expenses
The directors considered the management fee rate paid by each Fund to the Manager and, where applicable, the subadvisory fee rates paid to the Funds’ Subadviser. The directors recognized that it is difficult to make comparisons

62

Matters Relating to the Directors’ Consideration of the Continuance of the Management Agreement and Subadvisory Agreement (continued)

of management and subadvisory fees because there are variations in the services that are included in the fees paid by other funds.

The directors also considered the fees the Manager and the Subadviser charge other clients with investment objectives similar to those of certain of the Funds. One such client, whose investment objective is similar to the Seligman Global Technology Fund, is an unregistered investment company whose shares are sold primarily outside the United States. The fee rate charged to this company, for which the Manager also serves as investment manager, is higher than the fee rate charged to the Seligman Global Technology Fund. In addition, the management fee rates paid to the Global Growth Portfolio, the Global Smaller Companies Portfolio and the Global Technology Portfolio of Seligman Portfolios, Inc., each a “clone” of the Seligman Global Growth Fund, the Seligman Global Smaller Companies Fund and the Seligman Global Technology Fund, respectively, are the same as the fee rates charged to such Funds.

The Manager also subadvises three accounts with investment objectives similar to those the Seligman Global Technology Fund. The fee rates charged by the Manager is lower than the rate paid by the Seligman Global Technology Fund. The Manager reviewed with the directors the significant differences in the scope of services the Manager provides to these accounts and to the Seligman Global Technology Fund. For example, the Management Agreement requires the Manager to provide, among other things, office facilities, officers (including the Seligman Global Technology Fund’s Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, corporate housekeeping, tax compliance and securities law filings, with the attendant costs and exposure to liability. The Manager also coordinates the provision of services to the Seligman Global Technology Fund by nonaffiliated service providers. Many of these services normally are not provided to clients where the Manager serves in a subadvisory capacity, and fees charged to the Seligman Global Technology Fund reflect the costs and risks of the additional obligations. Accordingly, the directors did not place significant weight on these fee comparisons.

The directors also reviewed data provided by the Subadviser comparing the subadvisory fee rates in the Subadvisory Agreement with the rates they earned from subadvisory relationships with other registered investment companies with similar investment objectives to the Subadvised Funds. The directors noted that the subadvisory fee rates generally fell within the range paid by the other clients. Wellington did not have any subadvisory relationships with funds similar to Seligman Emerging Markets Fund.

The directors also considered the total expense ratio of each Fund in comparison to the fees and expenses of funds within the relevant Lipper category or a subset thereof of funds with net assets more nearly comparable to those of the Fund (referred to herein as a Fund’s “peer group”). The directors recognized that the expense ratio information for the Funds potentially reflected on the Manager’s provision of services, as the Manager is responsible for coordinating services provided to the Fund by others. The directors took note of situations in which the Manager waived its management fee or reimbursed a Fund’s expenses, either contractually or voluntarily, and the Manager explained that the expense ratios of some peer group funds also were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases were voluntary and perhaps temporary.

In considering the expense ratios of the Funds, the directors noted that the Funds have elected to have shareholder services provided at cost by SDC and that the Manager provides senior management of SDC as part of the services covered by its management fees. SDC provides services exclusively to the Funds and other investment companies in the Seligman Group of Funds, and the directors noted that the arrangement with SDC has provided the Funds and their shareholders with a consistently high level of service. The Manager explained that the Funds, which have a large number of small shareholder accounts, tend to have higher expense ratios, which are attributable in part to the fees of SDC because the cost of shareholder services for a small account is similar to that for a large account. The Manager added that, due to variables of this kind, it is difficult to compare SDC’s costs on a Fund-by-Fund basis with the costs that each Fund might incur if it were instead to engage a third-party shareholder service agent, although it believed that, on a complex-wide basis, a third-party shareholder service agent would be marginally less expensive than SDC. The directors concluded that the marginal extra cost of SDC was reasonable in light of the high quality of service it provided.

The Manager also stated that, for some Funds, custody expenses were a significant component of the total expense ratio. The Manager explained that custodians charge a fixed fee per securities transaction processed, irrespective of the size of the transaction. For small funds, and for funds with high portfolio turnover rates, the per-transaction fee represents a larger percentage of net assets than for larger or less active funds. The Manager added that, in the cases of the Funds, custodial fees (including the fees of foreign subcustodians) were significantly higher than those of U.S. funds.

Seligman Emerging Markets Fund. The Seligman Emerging Markets Fund’s peer group consisted of funds in the Lipper Emerging Markets Funds category having up to $750 million of average net assets in their most recent fiscal year. The information showed that the Seligman Emerging Markets Fund’s current effective management fee rate of 1.25% was slightly less than the average and equal to the median for the peer group. The directors noted that the Seligman Emerging Markets Fund’s fee rate schedule includes a breakpoint.

The directors also noted that the Seligman Emerging Markets Fund’s expense ratio was materially higher than the median for the peer group. The Manager explained that the Seligman Emerging Markets Fund’s high expense ratio was in part attributable to the Seligman Emerging Markets Fund’s small size (approximately $59 million), and that the Seligman Emerging Markets Fund’s large number of small shareholder accounts also contributed to the higher expense ratio. The Manager also explained that the Seligman Emerging Markets Fund’s custody fees were high because of its relatively small size and the use of foreign subcustodians to hold its non-U.S. portfolio securities. The Manager added that the Seligman Emerging Markets Fund had paid a portion of the costs relating to the appointment of Wellington, which had increased expenses in 2003. The directors were satisfied that the Seligman Emerging Markets Fund’s expense ratio was understandable in the Fund’s particular circumstances.

Seligman Global Growth Fund. The Seligman Global Growth Fund’s peer group consisted of the nine funds in the Lipper Global Large-Cap Growth Funds category. The information showed that the Seligman Global Growth Fund’s current effective management fee rate of 0.99% was somewhat higher than the average and the median for the peer group. The directors noted that the Seligman Global Growth Fund’s fee rate reflects the effect of a breakpoint.

The directors also noted that the Seligman Global Growth Fund’s expense ratio was materially higher than the median for the peer group. The Manager explained that the Seligman Global Growth Fund’s high expense ratio was in part attributable to the Seligman Global Growth Fund’s small size (approximately $60 million), and that the Seligman Global Growth Fund’s large number of small shareholder accounts also contributed to the higher expense

63

Matters Relating to the Directors’ Consideration of the Continuance of the Management Agreement and Subadvisory Agreement (continued)

ratio. The Manager also explained that the Seligman Global Growth Fund’s custody fees were high because of its relatively small size and the use of foreign subcustodians to hold its non-U.S. portfolio securities. The Manager added that the Seligman Global Growth Fund had paid a portion of the costs relating to the appointment of Wellington, which had increased expenses in 2003. The directors noted that, effective November 1, 2004 and continuing until at least December 31, 2006, the Manager had undertaken to reimburse the Seligman Global Growth Fund’s expenses (other than management fees, 12b-1 fees and extraordinary expenses) to the extent such expenses exceed 0.85% per annum of average daily net assets, and that the effect of this undertaking was not reflected in the expense ratio information they reviewed. The directors were satisfied that the Seligman Global Growth Fund’s expense ratio was understandable in the Fund’s particular circumstances.

Seligman Global Smaller Companies Fund. The Seligman Global Smaller Companies Fund’s peer group consisted of the four funds in the Lipper Global Small/Mid-Cap Core Funds category. The information showed that the Seligman Global Smaller Companies Fund’s current effective management fee rate of 0.96% was somewhat higher than the average and the median for the peer group. The directors noted that the Fund’s fee rate reflects the effect of a breakpoint.

The directors also noted that the Seligman Global Smaller Companies Fund’s expense ratio was materially higher than the median for the peer group. The Manager explained that the Seligman Global Smaller Companies Fund’s large number of small shareholder accounts contributed to the higher expense ratio. The Manager also explained that the Seligman Global Smaller Companies Fund’s custody fees were high because of its relatively small size and the use of foreign subcustodians to hold its non-U.S. portfolio securities. The Manager added that the Seligman Global Smaller Companies Fund had paid a portion of the costs relating to the appointment of Wellington, which had increased expenses in 2003. The directors were satisfied that the Seligman Global Smaller Companies Fund’s expense ratio was understandable in the Fund’s particular circumstances.

Seligman Global Technology Fund. The Seligman Global Technology Fund’s peer group consisted of funds in the Lipper Science and Technology Funds category having between $25 million and $5 billion of average net assets in their most recent fiscal year. The information showed that the Seligman Global Technology Fund’s current effective management fee rate of 1.00% was somewhat higher than the average and the median for the 35 funds in the peer group. The directors noted that the Seligman Global Technology Fund’s fee rate schedule includes breakpoints.

The directors also noted that the Seligman Global Technology Fund’s expense ratio was somewhat higher than the median for the peer group. The Manager explained that the Seligman Global Technology Fund’s large number of small shareholder accounts contributed to the higher expense ratio. The directors were satisfied that the Fund’s expense ratio was acceptable.

Seligman International Growth Fund. The Seligman International Growth Fund’s peer group consisted of the 26 funds in the Lipper Global Large-Cap Growth Funds category. The information showed that the Seligman International Growth Fund’s current effective management fee rate of 1.00% was slightly lower than the average and equal to the median for the peer group. The directors noted that the Seligman International Growth Fund’s fee rate schedule includes breakpoints.

The directors also noted that the Seligman International Growth Fund’s expense ratio was materially higher than the median for the peer group. The Manager explained that the Seligman International Growth Fund’s high expense ratio was in large part attributable to the Seligman International Growth Fund’s large number of small shareholder accounts. The Manager added that the Seligman International Growth Fund’s small size (approximately $55 million), also placed upward pressure on its expense ratio. The Manager also explained that the Seligman International Growth Fund’s custody fees were high because of its relatively small size and the use of foreign subcustodians to hold its non-U.S. portfolio securities. The Manager added that the Seligman International Growth Fund had paid a portion of the costs relating to the appointment of Wellington, which had increased expenses in 2003. The directors noted that, effective November 1, 2004 and continuing until at least December 31, 2006, the Manager had undertaken to reimburse the Seligman International Growth Fund’s expenses (other than management fees, 12b-1 fees and extraordinary expenses) to the extent such expenses exceed 0.85% per annum of average daily net assets, and that the effect of this undertaking was not reflected in the expense ratio information they reviewed. The directors were satisfied that the Seligman International Growth Fund’s expense ratio was understandable in the Fund’s particular circumstances.

Economies of Scale
The directors noted that the management fee schedule for the Funds do contain breakpoints that reduce the fee rate on assets above specified levels. The directors recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale. However, they also recognized that there is no direct relationship between the economies of scale realized by funds and those realized by the Manager as assets increase, largely because economies of scale are realized (if at all) by the Manager across a variety of products and services, and not only in respect of a single fund. The directors do not believe there is a uniform methodology for establishing breakpoints that give effect to fund-specific services provided by the Manager and to the economies of scale that the Manager may realize in its overall mutual fund business or those components of it which directly or indirectly affect the Funds’ operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age and size of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the comparison of a fund’s management fee breakpoints with those of comparable funds. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Funds’ breakpoint arrangements were acceptable under the Funds’ circumstances.

64

Board of Directors

Robert B. Catell 2, 3

• Chairman, Chief Executive Officer and Director, KeySpan Corporation

John R. Galvin 1, 3

• Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University

Alice S. Ilchman 2, 3

• President Emerita, Sarah Lawrence College
• Director, Jeannette K. Watson Summer Fellowship
• Trustee, Committee for Economic Development

Frank A. McPherson 2, 3

• Retired Chairman of the Board and Chief Executive Officer, Kerr-McGee Corporation
• Director, ConocoPhillips
• Director, Integris Health

Betsy S. Michel 1, 3

• Trustee, The Geraldine R. Dodge Foundation

William C. Morris

• Chairman, J. & W. Seligman & Co. Incorporated
• Chairman, Carbo Ceramics Inc.

Leroy C. Richie 1, 3

• Chairman and Chief Executive Officer, Q Standards Worldwide, Inc.
• Director, Kerr-McGee Corporation

Robert L. Shafer 2, 3

• Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations

James N. Whitson 1, 3

• Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc.
• Director, CommScope, Inc.

Brian T. Zino

• Director and President, J. & W. Seligman & Co. Incorporated
• Chairman, Seligman Data Corp.
• Director, ICI Mutual Insurance Company
• Member of the Board of Governors, Investment Company Institute

Member:	1	Audit Committee
	2	Director Nominating Committee
	3	Board Operations Committee

Executive Officers

William C. Morris

Chairman

Brian T. Zino

President and Chief Executive Officer

Eleanor T.M. Hoagland

Vice President and Chief Compliance Officer

Richard M. Parower

Vice President

Thomas G. Rose

Vice President

Lawrence P. Vogel

Vice President and Treasurer

Frank J. Nasta

Secretary

65

Additional Fund Information

Manager	Subadviser
J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017	Subadviser (to Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund, and Seligman International Growth Fund)

General Distributor
Seligman Advisors, Inc. 100 Park Avenue New York, NY 10017	Wellington Management Company, LLP 75 State Street Boston, MA 02109

Shareholder Service Agent	General Counsel
Seligman Data Corp. 100 Park Avenue New York, NY 10017	Sullivan & Cromwell LLP

.
Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarter of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov. In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.[1]

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of each Fund of Seligman Global Fund Series, Inc. which contains information about the sales charges, expenses and additional risk factors. Please read the prospectus carefully before investing or sending money.

[1]Information for each new 12-month period ended June 30 will be available by no later than August 31 of that year.

END OF MID-YEAR REPORT

EQSGFS3    4/05

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the “Committee”) may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Directors of the Registrant occurs and if, based on the Board’s then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN GLOBAL FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino President and Chief Executive Officer

Date:	July 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino President and Chief Executive Officer

Date:	July 7, 2005

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date:	July 7, 2005

SELIGMAN GLOBAL FUND SERIES, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.